UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08352

LKCM Funds

(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation

301 Commerce Street, Suite 1600

Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

The registrant’s Semi-Annual Shareholder Reports for the six-month period ended June 30, 2024, which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), are as follows:

(a)

LKCM Small Cap Equity Fund
LKSCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LKCM Small Cap Equity Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small Cap Equity Fund	$51	1.00%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$263,034,721
Number of Holdings	79
Portfolio Turnover	16%
Visit https://www.lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/ for recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Industrials	19.6%
Financials	15.2%
Information Technology	13.1%
Consumer Discretionary	10.5%
Health Care	10.2%
Cash & Other	9.9%
Energy	7.0%
Materials	5.8%
Consumer Staples	4.9%
Communication Services	2.7%
Real Estate	1.1%

Top 10 Issuers	(% of Net Assets)
BellRing Brands, Inc.	2.2%
Medpace Holdings, Inc.	2.1%
CSW Industrials, Inc.	2.1%
Q2 Holdings, Inc.	1.9%
ESAB Corp.	1.9%
Altair Engineering, Inc. - Class A	1.9%
Primo Water Corp.	1.8%
Palomar Holdings Inc.	1.7%
Crocs Inc.	1.7%
Hawkins Inc.	1.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Small Cap Equity Fund	PAGE 1	TSR-SAR-501885107

LKCM Small-Mid Cap Equity Fund
LKSMX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LKCM Small-Mid Cap Equity Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small-Mid Cap Equity Fund	$50	1.00%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$32,900,605
Number of Holdings	56
Portfolio Turnover	20%
Visit https://www.lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/ for recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Industrials	24.8%
Financials	16.1%
Information Technology	14.4%
Consumer Discretionary	10.1%
Health Care	9.1%
Energy	6.4%
Real Estate	5.1%
Cash & Other	4.8%
Materials	4.7%
Consumer Staples	3.1%
Communication Services	1.4%

Top 10 Issuers	(% of Net Assets)
Q2 Holdings, Inc.	3.4%
Enovis Corp.	3.1%
Murphy USA, Inc.	2.5%
Palomar Holdings, Inc.	2.4%
Tower Semiconductor Ltd.	2.3%
Altair Engineering, Inc. - Class A	2.2%
Permian Resources Corp.	2.2%
CSW Industrials, Inc.	2.2%
Ensign Group, Inc.	2.2%
Natera Inc.	2.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Small-Mid Cap Equity Fund	PAGE 1	TSR-SAR-501885859

LKCM Equity Fund
LKEQX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LKCM Equity Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Equity Fund	$42	0.80%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$519,551,583
Number of Holdings	56
Portfolio Turnover	7%
Visit https://www.lkcmfunds.com/lkcmfund/lkcm-equity-fund/ for recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Information Technology	26.7%
Industrials	22.5%
Health Care	13.3%
Materials	6.9%
Energy	6.8%
Consumer Discretionary	6.3%
Financials	5.8%
Consumer Staples	5.5%
Communication Services	3.9%
Cash & Other	2.3%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.4%
Apple Inc.	3.9%
Alphabet, Inc. - Class A	3.8%
NVIDIA Corp.	3.6%
Oracle Corp.	3.3%
Waste Connections, Inc.	3.0%
JPMorgan Chase & Co.	2.6%
FTAI Aviation Ltd.	2.6%
Ecolab, Inc.	2.5%
ConocoPhillips	2.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Equity Fund	PAGE 1	TSR-SAR-501885206

LKCM Balanced Fund
LKBAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LKCM Balanced Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Balanced Fund	$41	0.80%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$116,023,005
Number of Holdings	140
Portfolio Turnover	7%
Visit https://www.lkcmfunds.com/lkcmfund/lkcm-balanced-fund/ for recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Information Technology	20.5%
Industrials	14.8%
Health Care	13.5%
Financials	9.7%
Consumer Staples	9.4%
Energy	8.0%
Materials	8.0%
Consumer Discretionary	6.7%
Communication Services	5.3%
Cash & Other	4.1%

Security Type	(% of Net Assets)
Common Stocks	68.8%
Corporate Bonds	29.6%
Real Estate Investment Trusts	0.9%
Short-Term Investments	0.5%
Cash & Other	0.2%

Top 10 Issuers	(% of Net Assets)
Apple Inc.	3.1%
Microsoft Corp.	2.8%
Oracle Corp.	2.6%
Amazon.com, Inc.	2.6%
NVIDIA Corp.	2.4%
Alphabet Inc. - Class C	2.2%
Home Depot, Inc.	1.9%
Walmart, Inc.	1.9%
Thermo Fisher Scientific, Inc.	1.8%
Colgate-Palmolive Co.	1.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Balanced Fund	PAGE 1	TSR_SAR_501885305

LKCM Fixed Income Fund
LKFIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LKCM Fixed Income Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Fixed Income Fund	$25	0.50%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$273,908,823
Number of Holdings	97
Portfolio Turnover	14%
Average Credit Quality	AAA
Effective Duration	3.3 yrs
30-Day SEC Yield	4.37%
Visit https://www.lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/ for recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
U.S. Government Sponsored Entities	24.3%
Industrials	12.1%
Health Care	11.1%
Information Technology	10.8%
Government Bonds	9.2%
Energy	8.3%
Consumer Discretionary	5.1%
Financials	4.3%
Communication Services	3.8%
Cash and Other	3.5%
Consumer Staples	2.8%
Real Estate	2.4%
Materials	2.3%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	3.1%
Intuit Inc.	2.8%
Emerson Electric Co.	2.7%
Kinder Morgan Inc.	2.6%
Danaher Corp.	2.0%
Trimble Inc.	1.9%
Tractor Supply Co.	1.8%
Federal Home Loan Bank	1.8%
Ball Corp.	1.6%
AT&T Inc.	1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.lkcmfunds.com/literature.
LKCM Fixed Income Fund	PAGE 1	TSR_SAR_501885404

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Fixed Income Fund	PAGE 2	TSR_SAR_501885404

LKCM International Equity Fund
LKINX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LKCM International Equity Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM International Equity Fund	$51	1.00%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$61,500,914
Number of Holdings	46
Portfolio Turnover	10%
Visit https://www.lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/ for recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Industrials	22.6%
Financials	16.0%
Information Technology	13.9%
Consumer Discretionary	11.6%
Health Care	8.8%
Consumer Staples	8.0%
Energy	6.2%
Materials	5.7%
Communication Services	4.3%
Cash & Other	2.9%

Top 10 Issuers	(% of Net Assets)
SAP SE	3.7%
ASML Holding NV	3.6%
ABB Ltd.	2.8%
Air Liquide SA	2.8%
Alcon, Inc.	2.7%
Shell PLC	2.6%
Euronext NV	2.6%
Barclays PLC	2.6%
Rentokil Initial PLC	2.5%
ING Groep NV	2.5%

Top Ten Countries	(% of Net Assets)
United Kingdom	23.2%
France	13.8%
Germany	13.6%
Switzerland	11.7%
Netherlands	11.0%
Canada	6.0%
Japan	3.6%
Australia	3.1%
Spain	2.2%
Ireland	2.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM International Equity Fund	PAGE 1	TSR_SAR_501885834

LKCM Aquinas Catholic Equity Fund
AQEIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LKCM Aquinas Catholic Equity Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.aquinasfunds.com/applications-documents/.  You can also request this information by contacting us at 1-800-423-6369.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Aquinas Catholic Equity Fund	$52	1.00%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$59,543,365
Number of Holdings	41
Portfolio Turnover	4%
Visit https://www.aquinasfunds.com/lkcm-aquinas-catholic-equity-fund/ for recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Information Technology	32.9%
Industrials	12.7%
Materials	11.5%
Energy	9.2%
Consumer Discretionary	9.1%
Health Care	8.1%
Consumer Staples	6.1%
Communication Services	4.7%
Financials	3.8%
Cash & Other	1.9%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	4.9%
NVIDIA Corp.	4.8%
Alphabet, Inc. - Class A	4.7%
Oracle Corp.	4.5%
Roper Technologies, Inc.	3.8%
Apple Inc.	3.5%
Adobe, Inc.	3.4%
Stryker Corp.	3.2%
American Express Company	3.1%
Zoetis, Inc.	2.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.aquinasfunds.com/applications-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-423-6369, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Aquinas Catholic Equity Fund	PAGE 1	TSR-SAR-501885883

Item 2. Code of Ethics.

Not applicable for semi-annual reports on Forn N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports on Forn N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports on Forn N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.
(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
LKCM
FUNDS
LKCM Small Cap Equity Fund
LKCM Small-Mid Cap Equity Fund
LKCM Equity Fund
LKCM Balanced Fund
LKCM Fixed Income Fund
LKCM International Equity Fund
June 30, 2024

LKCM Small Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.2%
Aerospace & Defense - 0.6%
Mercury Systems, Inc.(a)	60,000	$ 1,619,400
Banks - 6.1%
Cadence Bank	106,080	2,999,942
Cullen/Frost Bankers, Inc.	9,622	977,884
Hilltop Holdings, Inc.	64,173	2,007,332
Home BancShares, Inc.	146,877	3,519,173
Pinnacle Financial Partners, Inc.	47,082	3,768,443
Webster Financial Corp.	63,981	2,788,932
		16,061,706
Beverages - 1.8%
Primo Water Corp.	216,469	4,732,012
Broadline Retail - 1.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	44,365	4,355,312
Building Products - 3.4%
CSW Industrials, Inc.	20,493	5,436,998
Zurn Elkay Water Solutions Corp.	117,884	3,465,789
		8,902,787
Capital Markets - 1.4%
Piper Sandler Cos.	16,176	3,723,230
Chemicals - 3.7%
Ecovyst, Inc.(a)	301,722	2,706,446
Ferroglobe Representation & Warranty Insurance Trust(a)(b)	302,970	0
Hawkins, Inc.	48,811	4,441,801
Quaker Chemical Corp.	15,951	2,706,885
		9,855,132
Communications Equipment - 0.7%
Lumentum Holdings, Inc.(a)	36,327	1,849,771
Construction Materials - 1.2%
Eagle Materials, Inc.	14,319	3,113,810
Consumer Finance - 0.9%
FirstCash Holdings, Inc.	21,870	2,293,726
Electrical Equipment - 0.8%
Generac Holdings, Inc.(a)	15,815	2,091,059
Energy Equipment & Services - 1.6%
Weatherford International PLC(a)	35,392	4,333,750
Financial Services - 4.8%
AvidXchange Holdings, Inc.(a)	362,383	4,370,339
Euronet Worldwide, Inc.(a)	30,004	3,105,414
Repay Holdings Corp.(a)	298,784	3,155,159
Shift4 Payments, Inc. - Class A(a)	26,521	1,945,315
		12,576,227

	Shares	Value
Food Products - 0.9%
Utz Brands, Inc.	148,650	$ 2,473,536
Health Care Equipment & Supplies - 3.2%
Alphatec Holdings, Inc.(a)	251,248	2,625,541
Enovis Corp.(a)	81,634	3,689,857
Neogen Corp.(a)	130,284	2,036,339
		8,351,737
Health Care Providers & Services - 5.0%
Ensign Group, Inc.	26,800	3,314,892
HealthEquity, Inc.(a)	39,537	3,408,090
Progyny, Inc.(a)	100,000	2,861,000
R1 RCM Inc.(a)	275,338	3,458,245
		13,042,227
Hotels, Restaurants & Leisure - 5.9%
Bowlero Corp.	202,001	2,926,995
Everi Holdings, Inc.(a)	228,695	1,921,038
Playa Hotels & Resorts NV(a)	374,041	3,138,204
Red Rock Resorts, Inc. - Class A	55,424	3,044,440
Wingstop, Inc.	10,350	4,374,531
		15,405,208
Insurance - 3.2%
Goosehead Insurance, Inc. - Class A(a)	67,565	3,880,933
Palomar Holdings, Inc.(a)	55,899	4,536,204
		8,417,137
IT Services - 1.2%
Perficient Inc.(a)	42,257	3,160,401
Life Sciences Tools & Services - 2.1%
Medpace Holdings, Inc.(a)	13,349	5,497,786
Machinery - 9.1%
Alamo Group, Inc.	19,787	3,423,151
Chart Industries, Inc.(a)	20,615	2,975,569
ESAB Corp.	53,383	5,040,957
Franklin Electric Co., Inc.	30,970	2,983,030
Helios Technologies, Inc.	54,289	2,592,300
ITT, Inc.	31,035	4,009,101
Watts Water Technologies, Inc. - Class A	16,359	2,999,750
		24,023,858
Marine Transportation - 1.1%
Kirby Corp.(a)	23,674	2,834,488
Media - 2.7%
Magnite, Inc.(a)	298,208	3,963,184
Nexstar Media Group, Inc. - Class A	19,302	3,204,325
		7,167,509
Metals & Mining - 0.9%
Materion Corp.	21,386	2,312,468

The accompanying notes are an integral part of these financial statements.

1

LKCM Small Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - 5.4%
CNX Resources Corp.(a)	175,589	$ 4,266,813
HF Sinclair Corp.	22,738	1,212,845
Magnolia Oil & Gas Corp. - Class A	169,836	4,303,644
Northern Oil and Gas, Inc.	81,689	3,036,380
Permian Resources Corp.	79,941	1,291,047
		14,110,729
Personal Care Products - 2.2%
BellRing Brands, Inc.(a)	100,193	5,725,028
Professional Services - 2.9%
CBIZ, Inc.(a)	46,306	3,431,275
NV5 Global, Inc.(a)	24,753	2,301,286
Upwork, Inc.(a)	180,328	1,938,526
		7,671,087
Real Estate Management & Development - 1.1%
FirstService Corp.	18,681	2,846,424
Semiconductors & Semiconductor Equipment - 1.6%
Tower Semiconductor Ltd.(a)	107,168	4,212,774
Software - 8.4%
Altair Engineering, Inc. - Class A(a)	50,660	4,968,733
Appian Corp. - Class A(a)	71,314	2,200,750
Braze, Inc. - Class A(a)	60,669	2,356,384
Five9, Inc.(a)	27,911	1,230,875
LiveRamp Holdings, Inc.(a)	98,670	3,052,850
Q2 Holdings, Inc.(a)	84,765	5,113,872
Workiva Inc.(a)	43,506	3,175,503
		22,098,967
Specialty Retail - 1.3%
Academy Sports & Outdoors, Inc.	63,930	3,404,273
Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc.(a)	30,808	4,496,120
Trading Companies & Distributors - 1.7%
Global Industrial Co.	77,784	2,439,306
SiteOne Landscape Supply, Inc.(a)	16,714	2,029,247
		4,468,553
TOTAL COMMON STOCKS (Cost $168,416,566)		237,228,232

	Shares	Value
SHORT-TERM INVESTMENTS - 9.9%
Money Market Funds - 9.9%
Fidelity Investments Money Market Government Portfolio - Class I, 5.21%(c)	7,865,489	$7,865,490
First American Government Obligations Fund - Class Z, 5.19%(c)	2,519,560	2,519,561
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.25%(c)	7,865,489	7,865,489
MSILF Government Portfolio - Class Institutional, 5.22%(c)	7,865,489	7,865,489
TOTAL SHORT-TERM INVESTMENTS (Cost $26,116,029)		26,116,029
TOTAL INVESTMENTS - 100.1% (Cost $194,532,595)		263,344,261
Liabilities in Excess of Other Assets - (0.1)%		(309,540)
TOTAL NET ASSETS - 100.0%		$263,034,721

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

2

LKCM Small-Mid Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Aerospace & Defense - 3.4%
Axon Enterprise, Inc.(a)	2,033	$ 598,190
BWX Technologies, Inc.	5,621	533,995
		1,132,185
Banks - 4.6%
Pinnacle Financial Partners, Inc.	6,315	505,453
UMB Financial Corp.	6,087	507,777
Webster Financial Corp.	11,236	489,777
		1,503,007
Beverages - 1.2%
Celsius Holdings, Inc.(a)	6,758	385,814
Biotechnology - 2.1%
Natera, Inc.(a)	6,383	691,215
Building Products - 6.4%
A O Smith Corp.	5,273	431,226
Builders FirstSource, Inc.(a)	4,347	601,668
CSW Industrials, Inc.	2,728	723,766
Zurn Elkay Water Solutions Corp.	11,940	351,036
		2,107,696
Capital Markets - 2.0%
LPL Financial Holdings, Inc.	2,372	662,500
Chemicals - 1.0%
Quaker Chemical Corp.	1,838	311,909
Commercial Services & Supplies - 1.5%
Tetra Tech, Inc.	2,381	486,867
Construction & Engineering - 3.4%
AECOM	7,255	639,456
WillScot Mobile Mini Holdings Corp.(a)	12,917	486,196
		1,125,652
Construction Materials - 1.8%
Eagle Materials, Inc.	2,795	607,801
Distributors - 1.0%
Pool Corp.	1,121	344,517
Electronic Equipment, Instruments & Components - 1.9%
Trimble, Inc.(a)	11,038	617,245
Energy Equipment & Services - 1.8%
Weatherford International PLC(a)	4,730	579,188
Financial Services - 5.7%
AvidXchange Holdings, Inc.(a)	45,965	554,338
Corpay, Inc.(a)	2,438	649,508
Euronet Worldwide, Inc.(a)	6,623	685,480
		1,889,326

	Shares	Value
Health Care Equipment & Supplies - 3.1%
Enovis Corp.(a)	22,420	$ 1,013,384
Health Care Providers & Services - 2.2%
Ensign Group, Inc.	5,833	721,484
Hotels, Restaurants & Leisure - 2.0%
Wingstop, Inc.	1,566	661,886
Insurance - 3.8%
Goosehead Insurance, Inc. - Class A(a)	8,046	462,162
Palomar Holdings, Inc.(a)	9,799	795,189
		1,257,351
IT Services - 1.6%
Twilio Inc. - Class A(a)	9,465	537,707
Life Sciences Tools & Services - 1.8%
Charles River Laboratories International, Inc.(a)	2,835	585,654
Machinery - 3.8%
ITT, Inc.	4,712	608,696
Kadant, Inc.	2,133	626,633
		1,235,329
Media - 1.4%
Nexstar Media Group, Inc. - Class A	2,719	451,381
Metals & Mining - 1.9%
Reliance, Inc.	2,144	612,326
Oil, Gas & Consumable Fuels - 4.6%
Northern Oil and Gas, Inc.	12,363	459,533
Permian Resources Corp.	45,711	738,233
Southwestern Energy Co.(a)	46,672	314,102
		1,511,868
Personal Care Products - 1.9%
BellRing Brands, Inc.(a)	11,131	636,025
Professional Services - 5.3%
Broadridge Financial Solutions, Inc.	3,063	603,411
CBIZ, Inc.(a)	8,468	627,479
Paylocity Holding Corp.(a)	3,820	503,667
		1,734,557
Real Estate Management & Development - 5.1%
Colliers International Group, Inc.	6,075	678,274
DigitalBridge Group, Inc.	30,541	418,411
FirstService Corp.	3,873	590,129
		1,686,814
Semiconductors & Semiconductor Equipment - 2.3%
Tower Semiconductor Ltd.(a)	19,580	769,690

The accompanying notes are an integral part of these financial statements.

3

LKCM Small-Mid Cap Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 6.7%
Altair Engineering, Inc. - Class A(a)	7,562	$ 741,681
Q2 Holdings, Inc.(a)	18,543	1,118,699
Sprout Social, Inc. - Class A(a)	9,776	348,808
		2,209,188
Specialty Retail - 5.2%
Academy Sports & Outdoors, Inc.	7,956	423,657
Floor & Decor Holdings, Inc. - Class A(a)	4,429	440,287
Murphy USA, Inc.	1,775	833,291
		1,697,235
Textiles, Apparel & Luxury Goods - 1.9%
On Holding AG - Class A(a)	16,351	634,419
Trading Companies & Distributors - 2.9%
SiteOne Landscape Supply, Inc.(a)	2,695	327,200
Watsco, Inc.	1,350	625,374
		952,574
TOTAL COMMON STOCKS (Cost $26,476,018)		31,353,794

	Shares	Value
SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.25%(b)	985,461	$985,461
MSILF Government Portfolio - Class Institutional, 5.22%(b)	578,408	578,408
TOTAL SHORT-TERM INVESTMENTS (Cost $1,563,869)		1,563,869
TOTAL INVESTMENTS - 100.1% (Cost $28,039,887)		32,917,663
Liabilities in Excess of Other Assets - (0.1)%		(17,058)
TOTAL NET ASSETS - 100.0%		$32,900,605

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

4

LKCM Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Banks - 4.8%
Bank of America Corp.	160,000	$ 6,363,200
Cullen/Frost Bankers, Inc.	50,000	5,081,500
JPMorgan Chase & Co.	68,000	13,753,680
		25,198,380
Beverages - 2.6%
Coca-Cola Co.	95,000	6,046,750
PepsiCo, Inc.	45,000	7,421,850
		13,468,600
Biotechnology - 1.7%
Amgen, Inc.	28,000	8,748,600
Broadline Retail - 1.4%
Amazon.com, Inc.(a)	38,000	7,343,500
Chemicals - 5.0%
Ecolab, Inc.	55,000	13,090,000
FMC Corp.	85,000	4,891,750
Linde PLC	18,000	7,898,580
		25,880,330
Commercial Services & Supplies - 5.2%
Cintas Corp.	16,000	11,204,160
Waste Connections, Inc.	90,000	15,782,400
		26,986,560
Construction & Engineering - 2.9%
Fluor Corp.(a)	125,000	5,443,750
Valmont Industries, Inc.	35,000	9,605,750
		15,049,500
Construction Materials - 1.9%
Martin Marietta Materials, Inc.	18,000	9,752,400
Electrical Equipment - 2.5%
Emerson Electric Co.	75,000	8,262,000
Generac Holdings, Inc.(a)	35,000	4,627,700
		12,889,700
Electronic Equipment, Instruments & Components - 3.7%
Teledyne Technologies, Inc.(a)	25,000	9,699,500
Trimble, Inc.(a)	170,000	9,506,400
		19,205,900
Financial Services - 1.0%
Mastercard, Inc. - Class A	11,500	5,073,340
Food Products - 0.6%
Kraft Heinz Co.	100,000	3,222,000
Ground Transportation - 1.0%
Union Pacific Corp.	24,000	5,430,240

	Shares	Value
Health Care Equipment & Supplies - 3.7%
Alcon, Inc.	60,000	$ 5,344,800
Neogen Corp.(a)	450,000	7,033,500
Stryker Corp.	20,000	6,805,000
		19,183,300
Household Durables - 0.6%
Newell Brands, Inc.	500,000	3,205,000
Household Products - 2.3%
Kimberly-Clark Corp.	50,000	6,910,000
Procter & Gamble Co.	30,000	4,947,600
		11,857,600
Interactive Media & Services - 3.8%
Alphabet, Inc. - Class A	110,000	20,036,500
Life Sciences Tools & Services - 3.3%
Danaher Corp.	35,750	8,932,138
Thermo Fisher Scientific, Inc.	15,000	8,295,000
		17,227,138
Machinery - 6.5%
Chart Industries, Inc.(a)	40,000	5,773,600
Franklin Electric Co., Inc.	85,000	8,187,200
IDEX Corp.	20,000	4,024,000
Toro Co.	80,000	7,480,800
Xylem, Inc.	60,000	8,137,800
		33,603,400
Marine Transportation - 1.8%
Kirby Corp.(a)	80,000	9,578,400
Oil, Gas & Consumable Fuels - 6.8%
Cameco Corp.	80,000	3,936,000
Chevron Corp.	42,500	6,647,850
ConocoPhillips Co.	100,000	11,438,000
Coterra Energy, Inc.	384,000	10,241,280
Kimbell Royalty Partners LP	180,000	2,944,800
		35,207,930
Pharmaceuticals - 4.7%
Merck & Co., Inc.	80,000	9,904,000
Pfizer Inc.	220,000	6,155,600
Zoetis, Inc.	47,000	8,147,920
		24,207,520
Semiconductors & Semiconductor Equipment - 3.6%
NVIDIA Corp.	150,000	18,531,000
Software - 15.5%
Adobe, Inc.(a)	18,000	9,999,720
Microsoft Corp.	97,500	43,577,625
Oracle Corp.	120,000	16,944,000
Roper Technologies, Inc.	18,000	10,145,880
		80,667,225

The accompanying notes are an integral part of these financial statements.

5

LKCM Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 4.3%
Academy Sports & Outdoors, Inc.	90,000	$4,792,500
O’Reilly Automotive, Inc.(a)	8,000	8,448,480
The Home Depot, Inc.	26,500	9,122,360
		22,363,340
Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	96,000	20,219,520
Trading Companies & Distributors - 2.6%
FTAI Aviation Ltd.	130,000	13,419,900
TOTAL COMMON STOCKS (Cost $235,236,641)		507,556,823
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.25%(b)	12,462,850	12,462,850
TOTAL SHORT-TERM INVESTMENTS (Cost $12,462,850)		12,462,850
TOTAL INVESTMENTS - 100.1% (Cost $247,699,491)		520,019,673
Liabilities in Excess of Other Assets - (0.1)%		(468,090)
TOTAL NET ASSETS - 100.0%		$519,551,583

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

6

LKCM Balanced Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 68.8%
Aerospace & Defense - 1.1%
L3Harris Technologies, Inc.	5,850	$ 1,313,793
Banks - 3.4%
Bank of America Corp.	37,400	1,487,398
Cullen/Frost Bankers, Inc.	9,700	985,811
JPMorgan Chase & Co.	7,200	1,456,272
		3,929,481
Beverages - 2.3%
Coca-Cola Co.	21,400	1,362,110
PepsiCo, Inc.	7,550	1,245,221
		2,607,331
Broadline Retail - 1.9%
Amazon.com, Inc.(a)	11,200	2,164,400
Capital Markets - 1.2%
Moody’s Corp.	3,350	1,410,116
Chemicals - 3.9%
Air Products and Chemicals, Inc.	3,100	799,955
Corteva, Inc.	7,658	413,073
DuPont de Nemours, Inc.	11,158	898,107
Ecolab Inc.	3,600	856,800
Linde PLC	3,600	1,579,716
		4,547,651
Commercial Services & Supplies - 3.5%
Cintas Corp.	2,200	1,540,572
Waste Connections, Inc.	8,100	1,420,416
Waste Management, Inc.	5,250	1,120,035
		4,081,023
Construction Materials - 1.5%
Martin Marietta Materials, Inc.	3,100	1,679,580
Consumer Staples Distribution & Retail - 1.3%
Walmart, Inc.	22,300	1,509,933
Diversified Telecommunication Services - 0.6%
Verizon Communications Inc.	17,341	715,143
Electrical Equipment - 1.6%
Emerson Electric Co.	8,800	969,408
Rockwell Automation, Inc.	3,325	915,306
		1,884,714
Electronic Equipment, Instruments & Components - 1.8%
Teledyne Technologies, Inc.(a)	2,550	989,349
Trimble Inc.(a)	19,750	1,104,420
		2,093,769

	Shares	Value
Entertainment - 0.6%
Walt Disney Co.	6,800	$ 675,172
Financial Services - 1.3%
Visa, Inc. - Class A	5,650	1,482,956
Ground Transportation - 0.9%
Union Pacific Corp.	4,775	1,080,392
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	10,000	1,039,100
Alcon, Inc.	17,900	1,594,532
		2,633,632
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	1,700	865,742
Household Products - 2.5%
Colgate-Palmolive Co.	16,100	1,562,344
Kimberly-Clark Corp.	6,100	843,020
Procter & Gamble Co.	3,250	535,990
		2,941,354
Industrial Conglomerates - 1.0%
Honeywell International Inc.	5,200	1,110,408
Insurance - 0.8%
Arthur J Gallagher & Co.	3,400	881,654
Interactive Media & Services - 3.6%
Alphabet Inc. - Class C	13,800	2,531,196
Meta Platforms, Inc. - Class A	3,275	1,651,320
		4,182,516
IT Services - 1.3%
Accenture PLC - Class A	2,600	788,866
Akamai Technologies, Inc.(a)	8,300	747,664
		1,536,530
Life Sciences Tools & Services - 3.1%
Charles River Laboratories International, Inc.(a)	4,450	919,281
Danaher Corp.	5,100	1,274,235
Thermo Fisher Scientific, Inc.	2,600	1,437,800
		3,631,316
Machinery - 1.9%
Chart Industries, Inc.(a)	4,800	692,832
Fortive Corp.	9,350	692,835
IDEX Corp.	4,000	804,800
		2,190,467
Metals & Mining - 0.7%
Newmont Goldcorp Corp.	18,100	757,847
Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.	7,795	1,219,294
ConocoPhillips Co.	10,900	1,246,742
Coterra Energy, Inc.	24,000	640,080

The accompanying notes are an integral part of these financial statements.

7

LKCM Balanced Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
EOG Resources, Inc.	4,450	$ 560,122
Exxon Mobil Corp.	12,127	1,396,060
Kinder Morgan, Inc.	62,000	1,231,940
		6,294,238
Pharmaceuticals - 2.5%
Merck & Co., Inc.	12,500	1,547,500
Zoetis Inc.	8,026	1,391,387
		2,938,887
Professional Services - 0.9%
Broadridge Financial Solutions, Inc.	5,250	1,034,250
Semiconductors & Semiconductor Equipment - 3.3%
NVIDIA Corp.	20,000	2,470,800
QUALCOMM, Inc.	7,000	1,394,260
		3,865,060
Software - 7.7%
Adobe Inc.(a)	1,850	1,027,749
Microsoft Corp.	6,750	3,016,912
Oracle Corp.	12,800	1,807,360
Roper Technologies, Inc.	2,600	1,465,516
Salesforce, Inc.	6,050	1,555,455
		8,872,992
Specialty Retail - 1.3%
Home Depot, Inc.	4,500	1,549,080
Technology Hardware, Storage & Peripherals - 2.9%
Apple Inc.	15,950	3,359,389
TOTAL COMMON STOCKS (Cost $40,687,021)		79,820,816
	Par
CORPORATE BONDS - 29.6%
Aerospace & Defense - 2.0%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	$750,000	749,406
Lockheed Martin Corp., 4.50%, 02/15/2029 (Callable 01/15/2029)	750,000	739,142
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)	800,000	793,486
		2,282,034
Banks - 0.8%
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	750,000	726,788
JPMorgan Chase & Co., 3.20%, 06/15/2026 (Callable 03/15/2026)	200,000	192,617
		919,405

	Par	Value
Beverages - 1.0%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	$750,000	$ 707,477
PepsiCo, Inc., 2.38%, 10/06/2026 (Callable 07/06/2026)	435,000	411,297
		1,118,774
Biotechnology - 1.5%
AbbVie, Inc.
3.20%, 05/14/2026 (Callable 02/14/2026)	600,000	579,634
4.95%, 03/15/2031 (Callable 01/15/2031)	250,000	249,743
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	450,000	426,482
5.25%, 03/02/2030 (Callable 01/02/2030)	450,000	453,716
		1,709,575
Broadline Retail - 0.7%
Amazon.com, Inc.
1.20%, 06/03/2027 (Callable 04/03/2027)	260,000	234,823
4.55%, 12/01/2027 (Callable 11/01/2027)	550,000	546,229
		781,052
Chemicals - 1.9%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027 (Callable 03/15/2027)	675,000	620,650
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (Callable 08/15/2028)	650,000	647,943
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	500,000	473,709
5.25%, 01/15/2028 (Callable 12/15/2027)	475,000	480,004
		2,222,306
Commercial Services & Supplies - 1.5%
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	750,000	744,528
Waste Management, Inc.
4.63%, 02/15/2030 (Callable 12/15/2029)	500,000	492,496
4.15%, 04/15/2032 (Callable 01/15/2032)	500,000	472,028
		1,709,052
Consumer Finance - 0.6%
American Express Co., 4.05%, 05/03/2029 (Callable 03/03/2029)	750,000	724,497

The accompanying notes are an integral part of these financial statements.

8

LKCM Balanced Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp., 1.38%, 06/20/2027 (Callable 04/20/2027)	$690,000	$ 627,110
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 03/15/2025)	825,000	813,307
Walmart, Inc., 3.55%, 06/26/2025 (Callable 04/26/2025)	700,000	689,026
		2,129,443
Diversified Telecommunication Services - 0.6%
AT&T, Inc., 1.70%, 03/25/2026 (Callable 07/12/2024)	250,000	234,768
T-Mobile USA, Inc.
3.75%, 04/15/2027 (Callable 02/15/2027)	100,000	96,144
4.75%, 02/01/2028 (Callable 07/12/2024)	100,000	98,570
Verizon Communications Inc., 2.63%, 08/15/2026	250,000	237,143
		666,625
Electric Utilities - 0.3%
Duke Energy Corp., 5.00%, 12/08/2027 (Callable 11/08/2027)	345,000	343,470
Electrical Equipment - 0.2%
Emerson Electric Co., 3.15%, 06/01/2025 (Callable 03/01/2025)	200,000	196,103
Financial Services - 1.6%
Mastercard, Inc., 4.85%, 03/09/2033 (Callable 12/09/2032)	500,000	498,977
PayPal Holdings, Inc., 1.65%, 06/01/2025 (Callable 05/01/2025)	700,000	675,650
Visa Inc.
3.15%, 12/14/2025 (Callable 09/14/2025)	300,000	291,815
1.90%, 04/15/2027 (Callable 02/15/2027)	500,000	461,778
		1,928,220
Ground Transportation - 0.2%
Union Pacific Corp., 3.75%, 07/15/2025 (Callable 05/15/2025)	200,000	197,047

	Par	Value
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories
3.88%, 09/15/2025 (Callable 06/15/2025)	$255,000	$ 251,427
3.75%, 11/30/2026 (Callable 08/30/2026)	355,000	346,305
		597,732
Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp., 1.45%, 09/01/2025 (Callable 08/01/2025)	600,000	574,206
Household Products - 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/2027 (Callable 07/15/2027)	595,000	566,788
Interactive Media & Services - 0.1%
Alphabet, Inc., 2.00%, 08/15/2026 (Callable 05/15/2026)	200,000	188,415
Life Sciences Tools & Services - 0.8%
Danaher Corp., 3.35%, 09/15/2025 (Callable 06/15/2025)	250,000	244,788
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032 (Callable 08/21/2032)	750,000	745,579
		990,367
Oil, Gas & Consumable Fuels - 4.0%
Chevron Corp., 2.00%, 05/11/2027 (Callable 03/11/2027)	400,000	369,832
ConocoPhillips Co.
6.95%, 04/15/2029	500,000	542,512
5.05%, 09/15/2033 (Callable 06/15/2033)	250,000	248,404
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 01/15/2025)	500,000	481,700
Enterprise Products Operating LLC
3.75%, 02/15/2025 (Callable 11/15/2024)	665,000	657,392
5.05%, 01/10/2026	100,000	99,763
EOG Resources, Inc., 4.38%, 04/15/2030 (Callable 01/15/2030)	750,000	732,749
Exxon Mobil Corp., 3.04%, 03/01/2026 (Callable 12/01/2025)	400,000	387,070
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	325,000	316,366

The accompanying notes are an integral part of these financial statements.

9

LKCM Balanced Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
ONEOK, Inc., 5.80%, 11/01/2030 (Callable 09/01/2030)	$750,000	$ 768,623
		4,604,411
Pharmaceuticals - 2.1%
Eli Lilly & Co.
5.00%, 02/27/2026 (Callable 07/12/2024)	545,000	544,954
4.50%, 02/09/2029 (Callable 01/09/2029)	575,000	570,642
Johnson & Johnson, 0.55%, 09/01/2025 (Callable 08/01/2025)	735,000	698,026
Zoetis Inc., 4.50%, 11/13/2025 (Callable 08/13/2025)	600,000	592,998
		2,406,620
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	500,000	491,519
NVIDIA Corp., 3.20%, 09/16/2026 (Callable 06/16/2026)	400,000	386,789
		878,308
Software - 2.6%
Fortinet, Inc., 1.00%, 03/15/2026 (Callable 02/15/2026)	600,000	557,216
Intuit, Inc.
5.13%, 09/15/2028 (Callable 08/15/2028)	550,000	555,542
5.20%, 09/15/2033 (Callable 06/15/2033)	275,000	276,738
Microsoft Corp., 3.13%, 11/03/2025 (Callable 08/03/2025)	230,000	224,410
Oracle Corp.
2.50%, 04/01/2025 (Callable 03/01/2025)	500,000	488,601
2.95%, 05/15/2025 (Callable 02/15/2025)	500,000	488,735
4.65%, 05/06/2030 (Callable 03/06/2030)	195,000	191,237
Roper Technologies, Inc., 1.00%, 09/15/2025 (Callable 08/15/2025)	250,000	236,899
		3,019,378
Specialized REITs - 0.6%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	635,000	606,669
5.80%, 11/15/2028 (Callable 10/15/2028)	75,000	76,519
		683,188

	Par	Value
Specialty Retail - 2.3%
Home Depot, Inc.
2.80%, 09/14/2027 (Callable 06/14/2027)	$500,000	$ 468,567
4.90%, 04/15/2029 (Callable 03/15/2029)	220,000	220,529
Lowe’s Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	800,000	762,365
O’Reilly Automotive, Inc.
4.20%, 04/01/2030 (Callable 01/01/2030)	500,000	476,609
4.70%, 06/15/2032 (Callable 03/15/2032)	250,000	241,821
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	500,000	496,746
		2,666,637
Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., 2.50%, 02/09/2025	250,000	245,810
TOTAL CORPORATE BONDS (Cost $35,370,963)		34,349,463
	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.9%
American Tower Corp.	5,500	1,069,090
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $946,791)		1,069,090
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.25%(b)	591,128	591,128
TOTAL SHORT-TERM INVESTMENTS
(Cost $591,128)		591,128
TOTAL INVESTMENTS - 99.8%
(Cost $77,595,903)		115,830,497
Other Assets in Excess of Liabilities - 0.2%		192,508
TOTAL NET ASSETS - 100.0%		$116,023,005

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

10

LKCM Fixed Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 62.9%
Aerospace & Defense - 5.0%
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	$4,000,000	$ 3,975,826
5.40%, 07/31/2033 (Callable 04/30/2033)	3,025,000	3,022,606
RTX Corp.
5.75%, 01/15/2029 (Callable 12/15/2028)	4,000,000	4,110,601
5.15%, 02/27/2033 (Callable 11/27/2032)	2,750,000	2,727,609
		13,836,642
Banks - 3.6%
Bank of America Corp., 4.45%, 03/03/2026	2,000,000	1,967,746
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	3,942,000	3,819,998
JPMorgan Chase & Co.
3.30%, 04/01/2026 (Callable 01/01/2026)	3,500,000	3,389,946
3.20%, 06/15/2026 (Callable 03/15/2026)	636,000	612,522
		9,790,212
Beverages - 0.8%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	2,225,000	2,098,847
Biotechnology - 2.7%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	4,000,000	3,995,895
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	1,000,000	947,737
2.20%, 02/21/2027 (Callable 12/21/2026)	2,500,000	2,320,165
		7,263,797
Chemicals - 0.7%
Ecolab, Inc., 2.70%, 11/01/2026 (Callable 08/01/2026)	2,000,000	1,894,834
Commercial Services & Supplies - 0.7%
Waste Management, Inc., 4.63%, 02/15/2030 (Callable 12/15/2029)	2,065,000	2,034,008
Consumer Finance - 0.7%
American Express Co., 4.20%, 11/06/2025 (Callable 10/06/2025)	2,000,000	1,971,227

	Par	Value
Consumer Staples Distribution & Retail - 1.1%
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 03/15/2025)	$3,000,000	$ 2,957,480
Containers & Packaging - 1.6%
Ball Corp., 5.25%, 07/01/2025	4,252,000	4,252,429
Diversified Telecommunication Services - 3.8%
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	4,235,000	4,137,073
Verizon Communications, Inc.
3.50%, 11/01/2024 (Callable 08/01/2024)	1,750,000	1,737,610
4.13%, 03/16/2027	2,000,000	1,950,869
2.10%, 03/22/2028 (Callable 01/22/2028)	3,000,000	2,699,720
		10,525,272
Electrical Equipment - 3.2%
Emerson Electric Co., 3.15%, 06/01/2025 (Callable 03/01/2025)	7,500,000	7,353,857
Rockwell Automation, Inc., 2.88%, 03/01/2025 (Callable 12/01/2024)	1,440,000	1,415,904
		8,769,761
Electronic Equipment, Instruments & Components - 1.9%
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	5,000,000	5,189,410
Food Products - 0.5%
Kraft Heinz Food Co., 4.63%, 01/30/2029 (Callable 10/30/2028)	1,353,000	1,335,886
Ground Transportation - 3.1%
Burlington Northern Santa Fe, LLC, 3.00%, 04/01/2025 (Callable 01/01/2025)	2,250,000	2,211,529
Union Pacific Corp.
3.25%, 01/15/2025 (Callable 10/15/2024)	3,295,000	3,259,788
3.75%, 07/15/2025 (Callable 05/15/2025)	3,025,000	2,980,340
		8,451,657
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
2.95%, 03/15/2025 (Callable 12/15/2024)	3,925,000	3,862,728
4.75%, 11/30/2036 (Callable 05/30/2036)	200,000	194,732
		4,057,460

The accompanying notes are an integral part of these financial statements.

11

LKCM Fixed Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care Providers & Services - 3.5%
CVS Health Corp.
3.75%, 04/01/2030 (Callable 01/01/2030)	$2,000,000	$ 1,842,495
5.30%, 06/01/2033 (Callable 03/01/2033)	4,000,000	3,917,564
UnitedHealth Group, Inc., 4.25%, 01/15/2029 (Callable 12/15/2028)	4,000,000	3,895,968
		9,656,027
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp., 3.50%, 07/01/2027 (Callable 05/01/2027)	2,500,000	2,396,684
Household Products - 0.3%
Procter & Gamble Co., 8.00%, 09/01/2024	775,000	777,955
Life Sciences Tools & Services - 3.4%
Danaher Corp., 3.35%, 09/15/2025 (Callable 06/15/2025)	5,500,000	5,385,330
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033 (Callable 05/10/2033)	4,000,000	3,999,284
		9,384,614
Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp., 2.95%, 05/16/2026 (Callable 02/16/2026)	1,870,000	1,799,792
ConocoPhillips Co., 5.05%, 09/15/2033 (Callable 06/15/2033)	2,000,000	1,987,228
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 01/15/2025)	4,000,000	3,853,604
Enterprise Products Operating LLC, 3.75%, 02/15/2025 (Callable 11/15/2024)	2,963,000	2,929,100
Kinder Morgan Energy Partners, L.P., 4.25%, 09/01/2024 (Callable 08/01/2024)	3,000,000	2,991,258
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	7,300,000	7,106,072
ONEOK, Inc., 6.35%, 01/15/2031 (Callable 10/15/2030)	2,000,000	2,098,982
		22,766,036
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., 2.00%, 12/01/2024 (Callable 11/01/2024)	556,000	547,615
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	2,250,000	2,211,836
NVIDIA Corp., 1.55%, 06/15/2028 (Callable 04/15/2028)	4,000,000	3,567,051
		5,778,887

	Par	Value
Software - 5.8%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	$ 700,000	$701,354
Intuit, Inc., 5.20%, 09/15/2033 (Callable 06/15/2033)	7,500,000	7,547,412
Oracle Corp.
2.65%, 07/15/2026 (Callable 04/15/2026)	2,000,000	1,895,804
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,714,604
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,140,453
		15,999,627
Specialized REITs - 2.4%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	4,030,000	3,850,196
4.05%, 03/15/2032 (Callable 12/15/2031)	3,000,000	2,749,098
		6,599,294
Specialty Retail - 4.2%
Lowe’s Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	1,000,000	952,956
O’Reilly Automotive, Inc.
4.35%, 06/01/2028 (Callable 03/01/2028)	675,000	657,261
4.20%, 04/01/2030 (Callable 01/01/2030)	2,325,000	2,216,232
4.70%, 06/15/2032 (Callable 03/15/2032)	2,750,000	2,660,031
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	5,000,000	4,967,461
		11,453,941
Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc., 2.50%, 02/09/2025	2,515,000	2,472,846
TOTAL CORPORATE BONDS (Cost $176,204,966)		172,262,448
U.S. GOVERNMENT SPONSORED ENTITIES - 24.4%
Federal Home Loan Banks
2.00%, 12/17/2024 (Callable 09/17/2024)(a)	2,500,000	2,461,258
3.05%, 12/30/2024	2,500,000	2,473,211
3.00%, 01/27/2025 (Callable 07/27/2024)	2,200,000	2,172,353
4.00%, 04/14/2025 (Callable 04/14/2024)(a)	5,000,000	4,953,785
3.25%, 06/09/2025 (Callable 09/09/2024)	1,000,000	980,804
1.38%, 10/28/2025 (Callable 07/28/2024)(a)	3,000,000	2,880,213
4.50%, 11/12/2025 (Callable 05/12/2024)(a)	1,505,000	1,497,628

The accompanying notes are an integral part of these financial statements.

12

LKCM Fixed Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
U.S. GOVERNMENT SPONSORED ENTITIES - (Continued)
0.75%, 01/27/2026 (a)	$3,000,000	$ 2,815,113
2.25%, 02/17/2026 (Callable 02/17/2025)(a)	2,500,000	2,412,209
2.38%, 03/13/2026	3,575,000	3,429,859
1.25%, 03/30/2026 (Callable 03/30/2025)(a)	3,000,000	2,834,228
2.00%, 05/26/2026 (Callable 05/26/2024)(a)	2,500,000	2,371,915
1.25%, 10/28/2026 (Callable 07/28/2024)(a)	3,000,000	2,820,663
1.25%, 11/10/2026 (Callable 11/10/2024)	3,000,000	2,763,031
1.88%, 01/25/2027 (Callable 07/25/2024)(a)	2,500,000	2,378,964
3.00%, 03/10/2027 (Callable 09/10/2024)(a)	3,150,000	3,116,639
4.00%, 05/24/2027 (Callable 08/24/2024)(a)	2,650,000	2,632,213
4.50%, 09/29/2027	1,750,000	1,744,321
1.00%, 01/27/2028 (a)	4,000,000	3,551,816
1.50%, 11/16/2028 (Callable 08/16/2024)(a)	3,000,000	2,723,594
2.82%, 06/27/2029 (Callable 07/09/2024)	4,000,000	3,699,818
1.25%, 09/30/2031 (Callable 09/30/2024)(a)	3,000,000	2,545,699
1.75%, 12/15/2033 (Callable 09/15/2024)(a)	2,500,000	2,148,431
Federal Home Loan Mortgage Corp
0.75%, 05/28/2025 (Callable 05/28/2024)	3,500,000	3,366,313
5.00%, 06/30/2027 (Callable 09/30/2024)(a)	1,895,000	1,895,417
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES (Cost $70,290,641)		66,669,495
U.S. GOVERNMENT ISSUES - 9.2%
United States Treasury Note/Bond
4.63%, 06/30/2025	2,000,000	1,990,506
5.00%, 08/31/2025	4,000,000	3,997,422
4.25%, 01/31/2026	2,000,000	1,981,094
4.63%, 11/15/2026	500,000	499,902
4.13%, 09/30/2027	400,000	395,664
4.00%, 10/31/2029	2,000,000	1,967,812
4.13%, 11/15/2032	8,500,000	8,372,500
4.50%, 11/15/2033	3,000,000	3,034,922
4.00%, 02/15/2034	3,000,000	2,919,141
TOTAL U.S. GOVERNMENT ISSUES (Cost $25,743,138)		25,158,963

	Par	Value
U.S. TREASURY SECURITIES - 1.8%
United States Treasury Note/Bond
4.50%, 05/15/2027	$2,300,000	$ 2,297,574
5.38%, 02/15/2031	2,500,000	2,663,184
TOTAL U.S. TREASURY SECURITIES (Cost $4,872,869)		4,960,758

	Shares
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.25%(b)	2,866,491	2,866,491
TOTAL SHORT-TERM INVESTMENTS (Cost $2,866,491)		2,866,491
TOTAL INVESTMENTS - 99.3% (Cost $279,978,105)		$271,918,155
Other Assets in Excess of Liabilities - 0.7%		1,990,668
TOTAL NET ASSETS - 100.0%		$273,908,823

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

13

LKCM International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Australia - 3.1%
Biotechnology - 2.3%
CSL Ltd.	7,143	$ 1,400,719
Metals & Mining - 0.8%
BHP Billiton Ltd.	18,232	521,105
Total Australia		1,921,824
Canada - 6.0%
Banks - 2.3%
Royal Bank of Canada	13,435	1,430,363
Oil, Gas & Consumable Fuels - 3.7%
Cameco Corp.	15,010	738,513
Canadian Natural Resources Ltd.	35,290	1,257,031
Cenovus Energy, Inc.	12,180	239,407
		2,234,951
Total Canada		3,665,314
Finland - 2.0%
Banks - 2.0%
Nordea Bank Abp	105,105	1,252,915
France - 13.8%
Aerospace & Defense - 2.2%
Safran SA	6,500	1,369,930
Chemicals - 2.8%
Air Liquide SA	9,874	1,704,129
Electrical Equipment - 2.4%
Schneider Electric SA	6,138	1,471,559
IT Services - 2.2%
Capgemini SE	6,766	1,343,982
Personal Care Products - 2.1%
L’Oreal SA	2,913	1,282,203
Textiles, Apparel & Luxury Goods - 2.1%
LVMH Moet Hennessy Louis Vuitton SE	1,737	1,333,654
Total France		8,505,457
Germany - 12.3%
Diversified Telecommunication Services - 2.4%
Deutsche Telekom AG	58,438	1,468,869
Insurance - 2.2%
Allianz SE	4,862	1,350,328
Semiconductors & Semiconductor Equipment - 2.2%
Infineon Technologies AG	36,500	1,339,561

	Shares	Value
Software - 3.7%
SAP SE	11,333	$ 2,276,524
Textiles, Apparel & Luxury Goods - 1.8%
Adidas AG	4,750	1,134,142
Total Germany		7,569,424
Italy - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Moncler SpA	9,372	574,915
Japan - 3.6%
Building Products - 1.4%
Daikin Industries Ltd.	6,126	852,836
Electrical Equipment - 2.2%
NIDEC CORP	30,421	1,368,930
Total Japan		2,221,766
Netherlands - 11.0%
Banks - 2.5%
ING Groep NV	88,756	1,525,065
Capital Markets - 2.6%
Euronext NV(a)	17,168	1,590,965
Professional Services - 2.3%
Wolters Kluwer NV	8,750	1,444,960
Semiconductors & Semiconductor Equipment - 3.6%
ASML Holding NV	2,171	2,212,611
Total Netherlands		6,773,601
Norway - 1.9%
Diversified Telecommunication Services - 1.9%
Telenor ASA	103,807	1,183,227
Spain - 2.2%
Machinery - 2.2%
Fluidra SA	63,820	1,330,567
Sweden - 2.0%
Hotels, Restaurants & Leisure - 2.0%
Evolution AB(a)	11,846	1,233,043
Switzerland - 11.7%
Capital Markets - 1.8%
Julius Baer Group Ltd.	19,807	1,107,849
Electrical Equipment - 2.8%
ABB Ltd.	31,439	1,743,322

The accompanying notes are an integral part of these financial statements.

14

LKCM International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food Products - 1.9%
Nestle SA	11,493	$1,173,140
Health Care Equipment & Supplies - 2.7%
Alcon, Inc.	18,908	1,680,768
Life Sciences Tools & Services - 2.5%
Lonza Group AG	2,756	1,500,380
Total Switzerland		7,205,459
United Kingdom - 23.2%
Aerospace & Defense - 2.5%
BAE Systems PLC	90,023	1,499,474
Banks - 2.6%
Barclays PLC	600,196	1,585,962
Beverages - 1.6%
Diageo PLC	31,382	985,203
Commercial Services & Supplies - 2.5%
Rentokil Initial PLC	267,905	1,555,879
Hotels, Restaurants & Leisure - 4.7%
Compass Group PLC	52,819	1,438,959
InterContinental Hotels Group PLC	13,732	1,442,903
		2,881,862
Oil, Gas & Consumable Fuels - 2.6%
Shell PLC	44,956	1,612,475
Personal Care Products - 2.5%
Unilever PLC	27,510	1,509,945
Software - 2.2%
Sage Group PLC	100,140	1,371,944
Trading Companies & Distributors - 2.0%
Ashtead Group PLC	18,538	1,235,992
Total United Kingdom		14,238,736
United States - 2.1%
Construction Materials - 2.1%
CRH PLC	16,771	1,257,490
TOTAL COMMON STOCKS (Cost $48,488,351)		58,933,738

	Shares	Value
PREFERRED STOCKS - 1.3%
Germany - 1.3%
Life Sciences Tools & Services - 1.3%
Sartorius AG, 0.00%,	3,448	$807,129
TOTAL PREFERRED STOCKS (Cost $1,139,268)		807,129
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.25%(b)	1,641,323	1,641,323
TOTAL SHORT-TERM INVESTMENTS (Cost $1,641,323)		1,641,323
TOTAL INVESTMENTS - 99.8% (Cost $51,268,942)		$61,382,190
Other Assets in Excess of Liabilities - 0.2%		118,724
TOTAL NET ASSETS - 100.0%		$61,500,914

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $2,824,008 or 4.6% of the Fund’s net assets.

(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

15

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Assets
Investments, at value*	$263,344,261	$32,917,663	$520,019,673	$115,830,497	$271,918,155	$61,382,190
Dividends and interest receivable	191,243	24,672	422,592	374,308	2,870,370	242,112
Prepaid expenses and other assets	28,254	17,414	36,219	10,942	18,128	9,190
Total assets	263,563,758	32,959,749	520,478,484	116,215,747	274,806,653	61,633,492
Liabilities
Payable for investment advisory fees	442,292	29,727	659,892	122,267	122,760	83,671
Payable for administrative fees	24,950	7,390	63,617	15,537	44,302	11,886
Payable for accounting and transfer agent fees and expenses	26,220	9,246	53,762	15,373	37,711	13,516
Payable for trustees’ fees and officer compensation (Note B)	12,705	677	27,812	6,718	16,745	4,163
Payable for professional fees	16,875	8,895	43,188	18,537	30,874	12,783
Payable for custody fees and expenses	2,043	1,172	7,367	1,975	4,416	5,238
Payable for reports to shareholders	720	—	10,213	10,642	3,139	662
Payable for Fund shares redeemed	—	2,000	52,543	—	633,090	—
Accrued expenses and other liabilities	3,232	37	8,507	1,693	4,793	659
Total liabilities	529,037	59,144	926,901	192,742	897,830	132,578
NET ASSETS	$ 263,034,721	$32,900,605	$519,551,583	$116,023,005	$273,908,823	$61,500,914
Net Assets Consist of:
Paid-in capital	$182,923,236	$27,816,985	$220,297,780	$76,170,929	$285,217,397	$53,633,648
Total distributable earnings	80,111,485	5,083,620	299,253,803	39,852,076	(11,308,574)	7,867,266
Net assets	$ 263,034,721	$32,900,605	$519,551,583	$116,023,005	$273,908,823	$61,500,914
Shares of beneficial interest outstanding (unlimited shares of no par value authorized)	12,958,321	3,327,647	13,621,827	4,203,215	26,623,186	4,587,799
Net asset value per share (offering and redemption price)	$20.30	$9.89	$38.14	$27.60	$10.29	$13.41
* Cost of Investments	$194,532,595	$28,039,887	$247,699,491	$77,595,903	$279,978,105	$51,268,942

The accompanying notes are an integral part of these financial statements.

16

STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2024 (Unaudited)

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Investment Income:
Dividends*	$848,750	$91,268	$3,180,835	$550,679	$—	$990,867
Interest	404,521	46,275	323,297	516,459	4,656,055	45,846
Total investment income	1,253,271	137,543	3,504,132	1,067,138	4,656,055	1,036,713
Expenses:
Investment advisory fees (Note B)	919,319	118,634	1,754,796	371,342	697,987	275,843
Administrative fees	108,414	31,240	222,468	59,991	140,065	38,439
Accounting and transfer agent fees and expenses	90,855	35,977	170,736	61,150	111,433	47,553
Professional fees	48,471	8,257	108,430	28,387	65,619	16,749
Trustees’ fees and officer compensation (Note B)	58,461	5,276	134,269	31,481	79,523	16,975
Federal and state registration	22,061	14,571	25,778	8,936	16,444	9,493
Custody fees and expenses	12,424	4,734	26,911	6,516	16,695	13,763
Reports to shareholders	7,386	1,581	15,162	13,234	9,105	2,663
Other	3,803	345	9,472	2,427	5,518	1,002
Total expenses	1,271,194	220,615	2,468,022	583,464	1,142,389	422,480
Less, expense waiver and/or reimbursement (Note B)	(45,435)	(62,436)	(462,540)	(126,428)	(444,402)	115,988)
Net expenses	1,225,759	158,179	2,005,482	457,036	697,987	306,492
Net investment income (loss)	27,512	(20,636)	1,498,650	610,102	3,958,068	730,221
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,362,694	410,890	26,310,593	1,589,956	(970,399)	204,535
Foreign currency translation	—	—	—	—	—	(1,965)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,048,331)	(687,825)	24,294,081	5,292,646	(792,380)	2,497,911
Foreign currency translation	—	—	(273)	(63)	—	(9,012)
Net realized and unrealized gain (loss)	9,314,363	(276,935)	50,604,401	6,882,539	(1,762,779)	2,691,469
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,341,875	$(297,571)	$52,103,051	$7,492,641	$2,195,289	$3,421,690
* Net of foreign taxes withheld and/or issuance fees	$7,338	$404	$10,073	$1,402	$—	$151,094

The accompanying notes are an integral part of these financial statements.

17

STATEMENTS OF CHANGES IN NET ASSETS

	LKCM Small Cap Equity Fund		LKCM Small-Mid Cap Equity Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment loss	$27,512	$(165,518)	$(20,636)	$(5,872)
Net realized gain (loss)	11,362,694	5,580,782	410,890	(184,433)
Net change in unrealized appreciation (depreciation)	(2,048,331)	35,113,618	(687,825)	5,055,154
Net increase (decrease) in net assets resulting from operations	9,341,875	40,528,882	(297,571)	4,864,849
Net Dividends and Distributions to Shareholders
Net realized gain on investments	—	(6,260,272)	—	—
Net dividends and distributions to shareholders	—	(6,260,272)	—	—
Net increase (decrease) in net assets from
Fund share transactions (Note C)	22,142,749	27,242,557	4,704,405	8,395,246
Total increase (decrease) in net assets	31,484,624	61,511,167	4,406,834	13,260,095
Net Assets:
Beginning of period	231,550,097	170,038,930	28,493,771	15,233,676
End of period	$263,034,721	$231,550,097	$32,900,605	$28,493,771

The accompanying notes are an integral part of these financial statements.

18

STATEMENTS OF CHANGES IN NET ASSETS

	LKCM Equity Fund		LKCM Balanced Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$1,498,650	$4,364,687	$610,102	$1,225,184
Net realized gain	26,310,593	1,256,854	1,589,956	2,484,536
Net change in unrealized appreciation (depreciation)	24,293,808	50,924,521	5,292,583	7,619,477
Net increase (decrease) in net assets resulting from operations	52,103,051	56,546,062	7,492,641	11,329,197
Net Dividends and Distributions to Shareholders
Net investment income	—	(4,375,883)	(605,122)	(1,238,189)
Net realized gain on investments	—	(2,741,827)	—	(2,673,192)
Net dividends and distributions to shareholders	—	(7,117,710)	(605,122)	(3,911,381)
Net increase (decrease) in net assets from
Fund share transactions (Note C)	(27,228,149)	(15,393,523)	(4,531,639)	(2,496,735)
Total increase (decrease) in net assets	24,874,902	34,034,829	2,355,880	4,921,081
Net Assets:
Beginning of period	494,676,681	460,641,852	113,667,125	108,746,044
End of period	$519,551,583	$494,676,681	$116,023,005	$113,667,125

The accompanying notes are an integral part of these financial statements.

19

STATEMENTS OF CHANGES IN NET ASSETS

	LKCM Fixed Income Fund		LKCM International Equity Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$3,958,068	$6,489,076	$730,221	$890,446
Net realized gain (loss)	(970,399)	(1,597,482)	202,570	(1,257,811)
Net change in unrealized appreciation (depreciation)	(792,380)	8,670,167	2,488,899	8,085,267
Net increase (decrease) in net assets resulting from operations	2,195,289	13,561,761	3,421,690	7,717,902
Net Dividends and Distributions to Shareholders:
Net investment income	(4,192,621)	(6,485,802)	—	(862,131)
Net realized gain on investments	—	—	—	—
Total net dividends and distributions to shareholders	(4,192,621)	(6,485,802)	—	(862,131)
Net increase (decrease) in net assets from
Fund share transactions (Note C)	(10,586,020)	4,029,672	(2,166,265)	8,380,677
Total increase (decrease) in net assets	(12,583,352)	11,105,631	1,255,425	15,236,448
Net Assets:
Beginning of period	286,492,175	275,386,544	60,245,489	45,009,041
End of period	$ 273,908,823	$286,492,175	$61,500,914	$60,245,489

The accompanying notes are an integral part of these financial statements.

20

FINANCIAL HIGHLIGHTS
LKCM Small Cap Equity Fund
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.53	$16.37	$21.54	$21.77	$16.78	$14.39
Income (loss) from investment operations:
Net investment income (loss)	—	(0.01)(1)	(0.04)(1)	(0.08)(1)	(0.02)(1)	(0.02)(1)
Net realized and unrealized gains (losses)	0.77	3.71	(4.73)	3.23	5.85	3.29
Total from investment operations	0.77	3.70	(4.77)	3.15	5.83	3.27
Less distributions:
Distribution from realized capital gains	—	(0.54)	(0.40)	(3.38)	(0.84)	(0.88)
Total distributions	—	(0.54)	(0.40)	(3.38)	(0.84)	(0.88)
Net asset value, end of period	$20.30	$19.53	$16.37	$21.54	$21.77	$16.78
Total return	3.94%(3)	22.57%	−22.11%	14.49%	34.79%	22.70%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$263,035	$231,550	$170,039	$229,199	$202,678	$180,682
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.04%(2)	1.07%	1.07%	1.03%	1.07%	1.07%
After expense waiver and/or reimbursement	1.00%(2)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.01)%(2)	(0.15)%	(0.30)%	(0.35)%	(0.20)%	(0.20)%
After expense waiver and/or reimbursement	0.02%(2)	(0.08)%	(0.23)%	(0.32)%	(0.13)%	(0.13)%
Portfolio turnover rate	16%(3)	28%	42%	42%	60%	63%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Annualized.
(3)	Not annualized.
The accompanying notes are an integral part of these financial statements.

21

FINANCIAL HIGHLIGHTS
LKCM Small-Mid Cap Equity Fund
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.91	$7.88	$10.97	$11.15	$9.09	$7.92
Income (loss) from investment operations:
Net investment income (loss)	(0.01)(1)	(0.00)(1)	(0.01)(1)	(0.06)(1)	(0.02)(1)	(0.02)(1)
Net realized and unrealized gains (losses)	(0.01)	2.03	(2.43)	1.77	2.80	2.48
Total from investment operations	(0.02)	2.03	(2.44)	1.71	2.78	2.46
Less distributions:
Distribution from realized capital gains	—	—	(0.65)	(1.89)	(0.72)	(1.29)
Total distributions	—	—	(0.65)	(1.89)	(0.72)	(1.29)
Redemption Fee	(0.00)(2)	—	—	—	—	—
Net asset value, end of period	$9.89	$9.91	$7.88	$10.97	$11.15	$9.09
Total return	−0.20%(4)	25.76%	−22.12%	15.37%	30.66%	31.05%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$32,901	$28,494	$15,234	$14,355	$15,108	$12,590
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.39% (3)	1.74%	1.80%	1.74%	1.98%	1.95%
After expense waiver and/or reimbursement	1.00% (3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.52)%(3)	(0.77)%	(0.92)%	(1.23)%	(1.25)%	(1.20)%
After expense waiver and/or reimbursement	(0.13)%(3)	(0.03)%	(0.11)%	(0.49)%	(0.27)%	(0.25)%
Portfolio turnover rate	20% (4)	32%	50%	50%	76%	68%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

22

FINANCIAL HIGHLIGHTS
LKCM Equity Fund
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$34.41	$30.99	$38.69	$33.74	$29.02	$23.34
Income (loss) from investment operations:
Net investment income (loss)	0.11(1)	0.30(1)	0.31(1)	0.16(1)	0.17(1)	0.22(1)
Net realized and unrealized gains (losses)	3.62	3.62	(6.31)	7.43	6.44	6.75
Total from investment operations	3.73	3.92	(6.00)	7.59	6.61	6.97
Less distributions:
Dividend from net investment income	—	(0.31)	(0.30)	(0.17)	(0.17)	(0.23)
Distribution from realized capital gains	—	(0.19)	(1.40)	(2.47)	(1.72)	(1.06)
Total dividend and distributions	—	(0.50)	(1.70)	(2.64)	(1.89)	(1.29)
Redemption fees	0.00(2)	—	0.00(2)	—	—	—
Net asset value, end of period	$38.14	$34.41	$30.99	$38.69	$33.74	$29.02
Total return	10.84% (4)	12.65%	−15.44%	22.48%	22.83%	29.85%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$519,552	$494,677	$460,642	$542,696	$449,653	$381,307
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.98% (3)	1.00%	0.97%	0.96%	0.98%	0.99%
After expense waiver and/or reimbursement	0.80% (3)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	0.41% (3)	0.73%	0.74%	0.27%	0.37%	0.61%
After expense waiver and/or reimbursement	0.60% (3)	0.93%	0.91%	0.43%	0.55%	0.80%
Portfolio turnover rate	7% (4)	10%	11%	11%	10%	9%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

23

FINANCIAL HIGHLIGHTS
LKCM Balanced Fund
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.00	$24.29	$29.21	$26.76	$24.22	$21.07
Income (loss) from investment operations:
Net investment income (loss)	0.14(1)	0.28(1)	0.26(1)	0.20(1)	0.24(1)	0.27(1)
Net realized and unrealized gains (losses)	1.60	2.34	(4.30)	3.54	3.42	4.32
Total from investment operations	1.74	2.62	(4.04)	3.74	3.66	4.59
Less distributions:
Dividend from net investment income	(0.14)	(0.29)	(0.27)	(0.20)	(0.24)	(0.27)
Distribution from realized capital gains	—	(0.62)	(0.61)	(1.09)	(0.88)	(1.17)
Total dividend and distributions	(0.14)	(0.91)	(0.88)	(1.29)	(1.12)	(1.44)
Redemption fees	—	0.00(2)	0.00(2)	—	—	—
Net asset value, end of period	$27.60	$26.00	$24.29	$29.21	$26.76	$24.22
Total return	6.71% (4)	10.84%	−13.84%	14.01%	15.28%	21.85%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$116,023	$113,667	$108,746	$144,901	$125,507	$103,825
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.02% (3)	1.04%	0.99%	0.96%	0.99%	1.00%
After expense waiver and/or reimbursement	0.80% (3)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	0.85% (3)	0.87%	0.82%	0.53%	0.78%	0.95%
After expense waiver and/or reimbursement	1.06% (3)	1.11%	1.01%	0.69%	0.97%	1.15%
Portfolio turnover rate	7% (4)	11%	13%	11%	18%	17%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

24

FINANCIAL HIGHLIGHTS
LKCM Fixed Income Fund
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.36	$10.10	$10.87	$11.19	$10.92	$10.47
Income (loss) from investment operations:
Net investment income (loss)	0.15(1)	0.24(1)	0.16(1)	0.15(1)	0.19(1)	0.25(1)
Net realized and unrealized gains (losses)	(0.06)	0.26	(0.77)	(0.32)	0.27	0.45
Total from investment operations	0.09	0.50	(0.61)	(0.17)	0.46	0.70
Less distributions:
Dividend from net investment income	(0.16)	(0.24)	(0.15)	(0.15)	(0.19)	(0.25)
Distribution from realized capital gains	—	—	(0.01)	(0.00) (2)	—	—
Total dividend and distributions	(0.16)	(0.24)	(0.16)	(0.15)	(0.19)	(0.25)
Redemption fee	—	0.00(2)	—	—	—	—
Net asset value, end of period	$10.29	$10.36	$10.10	$10.87	$11.19	$10.92
Total return	0.83% (4)	4.98%	−5.63%	−1.54%	4.29%	6.70%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$273,909	$286,492	$275,387	$295,745	$289,857	$275,917
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.82% (3)	0.81%	0.79%	0.78%	0.79%	0.79%
After expense waiver and/or reimbursement	0.50% (3)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	2.52% (3)	2.02%	1.25%	1.05%	1.46%	2.02%
After expense waiver and/or reimbursement	2.84% (3)	2.33%	1.54%	1.33%	1.75%	2.31%
Portfolio turnover rate	14% (4)	23%	21%	31%	46%	37%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

25

FINANCIAL HIGHLIGHTS
LKCM International Equity Fund
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31				May 1, 2019(5) through December 31, 2019
		2023	2022	2021	2020
Net asset value, beginning of period	$12.68	$11.08	$14.50	$12.44	$10.89	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16(1)	0.19(1)	0.45(1)	0.10(1)	0.03(1)	0.02(1)
Net realized and unrealized gains (losses)	0.57	1.59	(3.42)	2.14	1.54	0.88
Total from investment operations	0.73	1.78	(2.97)	2.24	1.57	0.90
Less distributions:
Dividend from net investment income	—	(0.18)	(0.30)	(0.08)	(0.02)	(0.01)
Distribution from return of capital	—	—	—	—	(0.00) (2)	—
Distribution from realized capital gains	—	—	(0.15)	(0.10)	—	(0.00) (2)
Total dividend and distributions	—	(0.18)	(0.45)	(0.18)	(0.02)	(0.01)
Net asset value, end of period	$13.41	$12.68	$11.08	$14.50	$12.44	$10.89
Total return	5.76% (4)	16.09%	−20.51%	18.00%	14.45%	8.97%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$61,501	$60,245	$45,009	$55,504	$32,295	$10,645
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.38% (3)	1.41%	1.45%	1.40%	1.88%	4.09% (3)
After expense waiver and/or reimbursement	1.00% (3)	1.00%	1.00%	1.00%	1.00%	1.00% (3)
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	2.00% (3)	1.17%	3.35%	0.29%	(0.55)%	(2.76)% (3)
After expense waiver and/or reimbursement	2.38% (3)	1.58%	3.80%	0.69%	0.33%	0.33% (3)
Portfolio turnover rate	10% (4)	11%	26%	15%	6%	2% (4)

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
(5)	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

26

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)
A. Organization and Significant Accounting Policies
LKCM Funds (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on February 10, 1994 and consists of seven diversified series as of June 30, 2024, six of which are presented herein and include the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Equity Fund (collectively, the “Funds”). The assets of the Funds are invested in separate, independently managed portfolios. Investment operations of the Funds began on July 14, 1994 (LKCM Small Cap Equity Fund), January 3, 1996 (LKCM Equity Fund), December 30, 1997 (LKCM Balanced Fund and LKCM Fixed Income Fund), May 2, 2011 (LKCM Small-Mid Cap Equity Fund) and May 1, 2019 (LKCM International Equity Fund). The LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund and LKCM Equity Fund previously had two share classes—Institutional Class shares and Adviser Class shares. The Board of Trustees of the Trust approved the (i) liquidation and termination of Adviser Class shares of the LKCM Small Cap Equity Fund, which took place on October 31, 2018, and (ii) termination of Adviser Class shares of the LKCM Equity Fund and LKCM Small-Mid Cap Equity Fund, which had not commenced operations and had no assets or shareholders, on September 24, 2018. Each Fund charges a 1% redemption fee for redemptions of Fund shares held for less than 30 days, unless otherwise determined by a Fund in its discretion.
The LKCM Small Cap Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies (those with market capitalizations at the time of investment between $0.8 billion and $7 billion) which Luther King Capital Management Corporation (the “Adviser”) believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Small-Mid Cap Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies (those with market capitalizations at the time of investment between $2 billion and $20 billion) which the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies which the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation and/or companies that the Adviser believes have attractive relative valuations. The LKCM Balanced Fund seeks current income and long-term capital appreciation by investing primarily in a portfolio of equity and fixed income securities with at least 25% of the Fund’s total assets invested in fixed income securities under normal circumstances. The LKCM Fixed Income Fund seeks current income by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The LKCM International Equity Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of non-U.S. companies and invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
1.
Security Valuation: Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and

27

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits a Fund’s board to designate the Funds’ investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Funds’ portfolio securities. For foreign securities held by the LKCM International Equity Fund, such fair value prices generally will be based on such independent pricing services’ proprietary multi-factor models that measure movements in relevant indices, market indicators and other factors between the time the relevant foreign markets have closed and the time the Fund calculates its net asset value, and therefore may differ from quoted or official closing prices for such foreign securities in such foreign markets.
The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

28

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of June 30, 2024, the Funds’ assets carried at fair value were classified as follows:
LKCM Small Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$237,228,232	$—	$0(1)	$237,228,232
Short-Term Investments	26,116,029	—	—	26,116,029
Total Investments*	$263,344,261	$—	$ 0	$263,344,261

LKCM Small-Mid Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$31,353,794	$ —	$—	$31,353,794
Short-Term Investments	1,563,869	—	—	1,563,869
Total Investments*	$32,917,663	$—	$—	$32,917,663

LKCM Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$507,556,823	$ —	$—	$507,556,823
Short-Term Investments	12,462,850	—	—	12,462,850
Total Investments*	$520,019,673	$—	$—	$520,019,673

LKCM Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$79,820,816	$—	$ —	$79,820,816
Corporate Bonds	—	34,349,463	—	34,349,463
REITs	1,069,090	—	—	1,069,090
Short-Term Investment	591,128	—	—	591,128
Total Investments*	$81,481,034	$34,349,463	$—	$115,830,497

LKCM Fixed Income Fund

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$172,262,448	$—	$172,262,448
U.S. Government Sponsored Entities	—	66,669,495	—	66,669,495
U.S. Government Issues	—	25,158,963	—	25,158,963
U.S. Treasury Obligations	—	4,960,758	—	4,960,758
Short-Term Investment	2,866,491	—	—	2,866,491
Total Investments*	$2,866,491	$269,051,664	$—	$271,918,155

29

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
LKCM International Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,106,030	$52,827,708	$ —	$58,933,738
Preferred Stock	—	807,129	—	807,129
Short-Term Investments	1,641,323	—	—	1,641,323
Total Investments*	$7,747,353	$53,634,837	$—	$61,382,190

(1)	Level 3 security valued at $0.
*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period.
Transfers between levels are recognized at the end of the reporting period. Below is a reconciliation of Level 3 assets held by the LKCM Small Cap Equity Fund for which significant observable inputs were used to determine fair value.

Description	Level 3 Common Stocks
Balance as of December 31, 2023	$0(1)
Purchases	—
Sales proceeds	—
Accreted discounts, net
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Transfers into/(out of) Level 3	—
Balance as of June 30, 2024	$0(1)
Change in unrealized appreciation/depreciation during the period
for Level 3 investments held at June 30, 2024	$ —

(1)	Level 3 security valued at $0.
2.
Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and each Fund intends to distribute all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

3.
Distributions to Shareholders: The LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund and LKCM International Equity Fund generally intend to declare and pay income dividends and distribute net capital gains, if any, at least on an annual basis. The LKCM Balanced Fund and LKCM Fixed Income Fund generally intend to declare and pay income dividends on a quarterly basis and distribute net capital gains, if any, at least on an annual basis.

4.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

5.
Expense Allocation: Expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

30

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
6.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7.
Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

8.
Security Transactions and Investment Income: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable jurisdiction’s tax rules and rates. Interest income is recognized on the accrual basis. All discounts and premiums are amortized based on the effective interest method for tax and financial reporting purposes. The Funds may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital.

9.
Other: Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share.

10.
Restricted and Illiquid Securities: The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale including investments considered by the Funds to be illiquid. Restricted securities generally may be resold in transactions exempt from registration. Illiquid investments are investments that the Funds reasonably expect cannot be sold or disposed of in current market conditions within seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

B. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to the Funds under an Investment Advisory Agreement (the “Agreement”). The Adviser receives a fee, computed daily and payable quarterly, at the annual rates presented below as applied to each Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse expenses of the Funds through May 1, 2025 in order to limit each Fund’s operating expenses to the annual cap rates presented below. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses.
For the six months ended June 30, 2024, the Adviser waived the following management fees and/or reimbursed expenses to meet its expense cap obligations:

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Annual Management Fee Rate	0.75%	0.75%	0.70%	0.65%	0.50%	0.90%
Annual Cap on Expenses	1.00%	1.00%	0.80%	0.80%	0.50%	1.00%
Fees Waived and/or Expenses Reimbursed in 2024	$45,435	$62,436	$462,540	$126,428	$444,402	$115,988

31

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
The Trust reimburses the Adviser for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees’ fees and officer compensation” expense on the Statement of Operations.
U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, serves as transfer agent and administrator for the Trust and serves as accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Funds.
Distribution services are performed pursuant to a distribution contract with Quasar Distributors, LLC (“Quasar”), the Trust’s principal underwriter.
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may pay an annualized fee of up to 0.75% of its average daily net assets for distribution and other services. Currently, the Board of Trustees has not authorized payments under this plan and, as a result, the Funds currently neither accrue nor pay any fees under the plan.
C. Fund Shares
At June 30, 2024, there was an unlimited number of shares of beneficial interest, no par value, authorized, for each Fund. The following table summarizes the activity in shares of each Fund:
LKCM Small Cap Equity Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	1,375,273	$27,616,789	1,894,299	$34,598,154
Shares issued to shareholders in reinvestment of distributions	—	—	298,750	5,909,267
Shares redeemed	(273,091)	(5,474,040)	(726,227)	(13,264,864)
Net increase (decrease)	1,102,182	$ 22,142,749	1,466,822	$27,242,557
Shares Outstanding:
Beginning of period	11,856,139		10,389,317
End of period	12,958,321		11,856,139

LKCM Small-Mid Cap Equity Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	528,138	$5,476,617	1,099,254	$9,759,202
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(77,053)	(772,212)	(156,022)	(1,363,990)
Redemption fee		—		34
Net increase (decrease)	451,085	$4,704,405	943,232	$8,395,246
Shares Outstanding:
Beginning of period	2,876,562		1,933,330
End of period	3,327,647		2,876,562

32

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
LKCM Equity Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	239,749	$8,545,538	814,797	$26,594,117
Shares issued to shareholders in reinvestment of distributions	—	—	196,635	6,783,890
Shares redeemed	(995,775)	(35,775,282)	(1,497,101)	(48,771,530)
Redemption fee		1,595	—
Net increase	(756,026)	$ (27,228,149)	(485,669)	$(15,393,523)
Shares Outstanding:
Beginning of period	14,377,853		14,863,522
End of period	13,621,827		14,377,853

LKCM Balanced Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	22,931	$614,068	147,353	$3,704,312
Shares issued to shareholders in reinvestment of distributions	21,239	585,726	147,221	3,793,144
Shares redeemed	(213,441)	(5,731,433)	(399,213)	(9,994,292)
Redemption fee		—	101
Net increase (decrease)	(169,271)	$(4,531,639)	(104,639)	$(2,496,735)
Shares Outstanding:
Beginning of period	4,372,486		4,477,125
End of period	4,203,215		4,372,486

LKCM Fixed Income Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	1,158,372	$11,920,102	2,781,717	$28,384,982
Shares issued to shareholders in reinvestment of distributions	372,231	3,832,048	587,310	5,958,494
Shares redeemed	(2,570,159)	(26,338,170)	(2,977,320)	(30,313,904)
Redemption fee		—	100
Net increase	(1,039,556)	$ (10,586,020)	391,707	$4,029,672
Shares Outstanding:
Beginning of period	27,662,742		27,271,035
End of period	26,623,186		27,662,742

33

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
LKCM International Equity Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	26,845	$359,279	756,956	$9,166,966
Shares issued to shareholders in reinvestment of distributions	—	—	51,557	656,838
Shares redeemed	(191,984)	(2,525,544)	(118,345)	(1,443,127)
Net increase	(165,139)	$(2,166,265)	690,168	$8,380,677
Shares Outstanding:
Beginning of period	4,752,938		4,062,770
End of period	4,587,799		4,752,938

D. Security Transactions
Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2024 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
LKCM Small Cap Equity Fund	$—	$37,524,399	$—	$37,323,528
LKCM Small-Mid Cap Equity Fund	—	10,564,537	—	5,934,925
LKCM Equity Fund	—	34,452,299	—	67,594,789
LKCM Balanced Fund	—	8,438,118	—	13,140,428
LKCM Fixed Income Fund	12,316,742	26,660,173	16,308,533	32,255,368
LKCM International Equity Fund	—	5,739,232	—	6,301,579

E. Tax Information
At December 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Tax cost	$161,453,848	$22,980,667	$247,468,342	$81,633,280	$292,720,413	$52,492,229
Gross unrealized appreciation	$74,070,145	$6,067,124	$253,417,670	$36,121,666	$1,743,097	$11,316,264
Gross unrealized depreciation	(3,240,557)	(523,594)	(5,435,255)	(3,179,584)	(9,010,667)	(3,700,601)
Net unrealized appreciation	$70,829,588	$5,543,530	$247,982,415	$32,942,082	$(7,267,570)	$7,615,663
Undistributed ordinary income	—	—	44,462	—	328,739	581,402
Undistributed long-term capital gain	—	—	—	22,475	—	—
Distributable earnings	$—	$—	$44,462	$22,475	$328,739	$581,402
Other accumulated losses	(59,978)	(162,339)	(876,125)	—	(2,372,411)	(3,751,489)
Total distributable earnings	$70,769,610	$5,381,191	$247,150,752	$32,964,557	$(9,311,242)	$4,445,576

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

34

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At December 31, 2023, the capital loss carryforwards were as follows:

	Short-Term	Long-Term
LKCM Small-Mid Cap Equity Fund	$—	$162,339
LKCM Fixed Income Fund	396,545	1,975,866
LKCM International Equity Fund	801,583	2,949,909

At December 31, 2023, the following Funds deferred, on a tax basis, post-October capital losses of:

LKCM Equity Fund	$876,125
LKCM Small Cap Equity Fund	59,978

The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
LKCM Small Cap Equity Fund	$—	$ —	$—	$6,260,272
LKCM Small-Mid Cap Equity Fund	—	—	—	—
LKCM Equity Fund	—	—	4,375,883	2,741,827
LKCM Balanced Fund	605,122	—	1,233,982	2,677,399
LKCM Fixed Income Fund	4,192,621	—	6,485,802	—
LKCM International Equity Fund	—	—	862,131	—

The Funds designated earnings and profits distributed to shareholders upon the redemption of shares during 2024 and 2023 in determining undistributed net capital gains as of December 31, 2023.
The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ financial position or results of operations. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2020 through December 31, 2023 (LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund and LKCM Fixed Income Fund) and December 31, 2021 through December 31, 2023 (LKCM International Equity Fund). There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on tax returns as of December 31, 2023. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. If applicable, the Funds would recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expense” on the statement of operations.
F. Other Matters
Investing in the Funds involves risks and the potential loss of all or a portion of your investment. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in a Fund. Geopolitical and other events, including wars, such as between Russia and Ukraine and in the Middle East, tensions and other conflicts between nations, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments, such as changes in interest rates, and political events within the U.S. and

35

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
abroad may cause increased volatility in financial markets, affect investor and consumer confidence, and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. The foregoing may adversely affect, among other things, the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests, a Fund’s financial and operational performance, and/or the value of your investment in a Fund.
G. Subsequent Events
In preparing these financial statements, management has evaluated the Funds’ related events and transactions that occurred subsequent to June 30, 2024 through the date the financial statements were issued and has determined that there were no significant subsequent events requiring recognition or disclosure in the financial statements.

36

LKCM Aquinas Catholic Equity Fund
June 30, 2024

LKCM Aquinas Catholic Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 2.4%
L3Harris Technologies, Inc.	6,300	$ 1,414,854
Banks - 0.7%
Cullen/Frost Bankers, Inc.	4,000	406,520
Beverages - 4.3%
Keurig Dr Pepper, Inc.	27,500	918,500
PepsiCo, Inc.	10,000	1,649,300
		2,567,800
Broadline Retail - 2.6%
Amazon.com, Inc.(a)	8,000	1,546,000
Chemicals - 9.7%
Corteva, Inc.	22,500	1,213,650
DuPont de Nemours, Inc.	10,000	804,900
Ecolab, Inc.	5,000	1,190,000
Linde PLC	2,500	1,097,025
Sherwin-Williams Co.	5,000	1,492,150
		5,797,725
Construction Materials - 1.8%
Martin Marietta Materials, Inc.	2,000	1,083,600
Consumer Finance - 3.1%
American Express Company	8,000	1,852,400
Electronic Equipment, Instruments & Components - 4.3%
Teledyne Technologies, Inc.(a)	3,000	1,163,940
Trimble, Inc.(a)	25,000	1,398,000
		2,561,940
Food Products - 1.8%
Kraft Heinz Co.	32,500	1,047,150
Health Care Equipment & Supplies - 5.2%
Alcon, Inc.	13,500	1,202,580
Stryker Corp.	5,500	1,871,375
		3,073,955
Interactive Media & Services - 4.7%
Alphabet, Inc. - Class A	15,500	2,823,325
IT Services - 1.9%
Akamai Technologies, Inc.(a)	12,500	1,126,000

	Shares	Value
Machinery - 4.9%
Chart Industries, Inc.(a)	8,500	1,226,890
IDEX Corp.	5,300	1,066,360
Illinois Tool Works Inc.	2,500	592,400
		2,885,650
Marine Transportation - 2.8%
Kirby Corp.(a)	14,000	$ 1,676,220
Oil, Gas & Consumable Fuels - 9.3%
Chevron Corp.	6,500	1,016,730
Devon Energy Corp.	28,000	1,327,200
Diamondback Energy Inc.	5,000	1,000,950
Kinder Morgan, Inc.	60,000	1,192,200
Permian Resources Corp.	60,000	969,000
		5,506,080
Pharmaceuticals - 2.9%
Zoetis, Inc.	10,000	1,733,600
Professional Services - 4.5%
Broadridge Financial Solutions, Inc.	5,500	1,083,500
Verisk Analytics, Inc.	6,000	1,617,300
		2,700,800
Semiconductors & Semiconductor Equipment - 4.8%
NVIDIA Corp.	23,000	2,841,420
Software - 16.6%
Adobe, Inc.(a)	3,700	2,055,498
Microsoft Corp.	6,500	2,905,175
Oracle Corp.	19,000	2,682,800
Roper Technologies, Inc.	4,000	2,254,640
		9,898,113
Specialty Retail - 4.8%
Academy Sports & Outdoors, Inc.	27,500	1,464,375
Home Depot, Inc.	4,000	1,376,960
		2,841,335
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc.	10,000	2,106,200
Textiles, Apparel & Luxury Goods - 1.7%
Ralph Lauren Corp.	5,800	1,015,348
TOTAL COMMON STOCKS (Cost $27,511,512)		58,506,035

The accompanying notes are an integral part of these financial statements.

1

LKCM Aquinas Catholic Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.25%(b)	1,132,032	$1,132,032
TOTAL SHORT-TERM INVESTMENTS (Cost $1,132,032)		1,132,032
TOTAL INVESTMENTS - 100.2% (Cost $28,643,544)		59,638,067
Liabilities in Excess of Other Assets - (0.2)%		(94,702)
TOTAL NET ASSETS - 100.0%		$59,543,365

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”) which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

2

LKCM Aquinas Catholic Equity Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

ASSETS
Investments, at value*	$59,638,067
Dividends and interest receivable	34,309
Receivable for Fund shares sold	3,111
Prepaid expenses and other assets	16,161
Total assets	59,691,648
LIABILITIES
Payable for investment advisory fees	60,619
Payable for distribution expense	28,199
Payable for administrative fees	7,363
Payable for accounting and transfer agent fees and expenses	14,619
Payable for trustees’ fees and officer compensation (Note B)	3,767
Payable for professional fees	13,162
Payable for custody fees and expenses	1,095
Payable for reports to shareholders	8,887
Payable for Fund shares redeemed	10,037
Accrued expenses and other liabilities	535
Total liabilities	148,283
NET ASSETS	$59,543,365
NET ASSETS CONSIST OF:
Paid-in capital	$26,150,528
Total distributable earnings	33,392,837
Net assets	$59,543,365
Shares of beneficial interest outstanding (unlimited shares of no par value authorized)	3,243,541
Net asset value per share (offering and redemption price)	$18.36
* Cost of Investments	$28,643,544

The accompanying notes are an integral part of these financial statements.

3

LKCM Aquinas Catholic Equity Fund
Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends*	$346,977
Interest	21,923
Total investment income	368,900
EXPENSES:
Investment advisory fees (Note B)	258,980
Administrative fees	32,935
Accounting and transfer agent fees and expenses	44,210
Distribution expense (Note B)	28,775
Professional fees	15,817
Trustees’ fees and officer compensation (Note B)	16,101
Federal and state registration	12,660
Custody fees and expenses	4,363
Reports to shareholders	12,817
Other	1,094
Total expenses	427,752
Less, expense waiver and/or reimbursement (Note B)	(139,996)
Net expenses	287,756
Net investment income (loss)	81,144
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,313,112
Net change in unrealized appreciation (depreciation) on:
Investments	2,926,428
Net realized and unrealized gain (loss)	5,239,540
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,320,684
* Net of foreign taxes withheld and/or issuance fees	$535

The accompanying notes are an integral part of these financial statements.

4

LKCM Aquinas Catholic Equity Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$81,144	$420,759
Net realized gain	2,313,112	1,138,747
Net change in unrealized appreciation (depreciation)	2,926,428	5,515,457
Net increase (decrease) in net assets resulting from operations	5,320,684	7,074,963
Net Dividends and Distributions to Shareholders	—	(1,495,226)
Net increase (decrease) in net assets from Fund share transactions	(4,000,469)	2,560,047
Total increase (decrease) in net assets	1,320,215	8,139,784
Net Assets:
Beginning of period	58,223,150	50,083,366
End of period	$ 59,543,365	$58,223,150

The accompanying notes are an integral part of these financial statements.

5

LKCM Aquinas Catholic Equity Fund
Financial Highlights
Selected Data for Each Share of Capital Stock Outstanding

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.73	$15.05	$19.52	$17.53	$15.06	$12.80
Income (loss) from investment operations:
Net investment income (loss)	0.02(1)	0.12(1)	0.17(1)	0.05(1)	0.06(1)	0.07(1)
Net realized and unrealized gains (losses)	1.61	2.00	(3.72)	4.40	3.59	3.92
Total from investment operations	1.63	2.12	(3.55)	4.45	3.65	3.99
Less distributions:
Dividends from net investment income	—	(0.12)	(0.18)	(0.05)	(0.06)	(0.08)
Distribution from realized capital gains	—	(0.32)	(0.74)	(2.41)	(1.12)	(1.65)
Total dividend and distributions	—	(0.44)	(0.92)	(2.46)	(1.18)	(1.73)
Redemption fees	0.00(2)	0.00(2)	—	—	—	—
Net asset value, end of period	$18.36	$16.73	$15.05	$19.52	$17.53	$15.06
Total return	9.74%(4)	14.07%	−18.17%	25.34%	24.28%	31.16%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$59,543	$58,223	$50,083	$63,916	$53,862	$47,408
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.49%(3)	1.53%	1.45%	1.40%	1.48%	1.51%
After expense waiver and/or reimbursement	1.00%(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.21)% (3)	0.24%	0.57%	(0.15)%	(0.12)%	(0.05)%
After expense waiver and/or reimbursement	0.28%(3)	0.77%	1.02%	0.25%	0.36%	0.46%
Portfolio turnover rate	4%(4)	16%	23%	18%	17%	12%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

6

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)
A. Organization and Significant Accounting Policies
LKCM Funds (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on February 10, 1994 and consists of seven diversified series as of June 30, 2024, one of which is presented herein: the LKCM Aquinas Catholic Equity Fund (the “Fund”). On July 11, 2005, the LKCM Aquinas Funds acquired the assets and assumed the liabilities of the Aquinas Funds. Effective upon the close of business on July 29, 2016, the LKCM Aquinas Small Cap Fund and the LKCM Aquinas Growth Fund reorganized into the LKCM Aquinas Value Fund, which changed its name immediately thereafter to the LKCM Aquinas Catholic Equity Fund and its investment strategies and expenses, including the expense limitation agreement, changed to the investment strategies and expenses, including the expense limitation agreement, of the LKCM Aquinas Catholic Equity Fund. The Fund is subject to expenses pursuant to the Rule 12b-1 plan described in Note B. The Fund charges a 1% redemption fee for redemptions of Fund shares held for less than 30 days, unless otherwise determined by the Fund in its discretion.
The LKCM Aquinas Catholic Equity Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process. The LKCM Aquinas Catholic Equity Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that Luther King Capital Management Corporation (the “Adviser”) believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies the Adviser believes have attractive relative valuations.
The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investment Guidelines (the “Guidelines”). The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices may conflict with the Guidelines, and/or potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company, sell the company’s securities, or otherwise exclude future investments in such company.
The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
1.
Security Valuation: Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule.

7

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.
The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of June 30, 2024, the Fund’s assets carried at fair value were classified as follows:
LKCM Aquinas Catholic Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$58,506,035	$ —	$ —	$58,506,035
Short-Term Investment	1,132,032	—	—	1,132,032
Total Investments*	$ 59,638,067	$—	$—	$ 59,638,067

Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
2.
Federal Income Taxes: The Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code and the Fund intends to distribute all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

3.	Distributions to Shareholders: The Fund generally intends to declare and pay income dividends and distribute net capital gain, if any, at least on an annual basis.

8

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
4.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

5.
Expense Allocation: Expenses incurred by the Funds in the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

6.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7.
Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

8.
Security Transactions and Investment Income: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable jurisdiction’s tax rules and rates. Interest income is recognized on the accrual basis. All discounts and premiums are amortized based on the effective interest method for tax and financial reporting purposes. The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital.

9.
Other: Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share.

10.
Restricted and Illiquid Securities: The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale including investments considered by the Fund to be illiquid. Restricted securities generally may be resold in transactions exempt from registration. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

B. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to the Fund under an Investment Advisory Agreement (the “Agreement”). The Adviser receives a fee, computed daily and payable quarterly, at the annual rate presented below as applied to the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse expenses of the Fund through May 1, 2025 in order to limit the Fund’s operating expenses to the annual cap rate presented below. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses.

9

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
For the six months ended June 30, 2024, the Adviser waived the following management fees and/or reimbursed expenses to meet its expense cap obligations:

LKCM Aquinas Catholic EquityFund
Annual Management Fee Rate	0.90%
Annual Cap on Expenses	1.00%
Fees Waived and/or Expenses Reimbursed in 2024	$139,996

The Trust reimburses the Adviser for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees fees and officer compensation” expense on the Statement of Operations.
U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, serves as transfer agent and administrator for the Fund and serves as accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.
Distribution services are performed pursuant to a distribution contract with Quasar Distributors, LLC (“Quasar”), the Trust’s principal underwriter.
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Fund, under which the Fund may pay an annualized fee of up to 1.00% of its average daily net assets for distribution and other services. However, the Board of Trustees has currently only authorized an annual fee of 0.10% of the average daily net assets for the Fund. Prior to August 1, 2016, the Fund assessed an annual Rule 12b-1 fee of 0.25% of the average daily net assets for the Fund. For the six months ended June 30, 2024, fees incurred by the Fund pursuant to the 12b-1 Plan were $28,775.
C. Fund Shares
At June 30, 2024, there was an unlimited number of shares of beneficial interest, no par value, authorized for the Fund. The following table summarizes the activity in shares of the Fund:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	59,268	$1,024,455	435,470	$6,902,249
Shares issued to shareholders in reinvestment of distributions	—	—	81,975	1,375,552
Shares redeemed	(295,812)	(5,024,967)	(365,131)	(5,718,058)
Redemption fee		43		304
Net increase	(236,544)	$ (4,000,469)	152,314	$2,560,047
Shares Outstanding:
Beginning of period	3,480,085		3,327,771
End of period	3,243,541		3,480,085

D. Security Transactions
Purchases and sales of investment securities, other than short-term investments, for the Fund for the six months ended June 30, 2024 were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other
$ —	$ 2,123,064	$ —	$ 5,943,439

10

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
E. Tax Information
At December 31, 2023, the components of accumulated earnings (losses) on a tax basis for the Fund were as follows:

Tax cost	$30,224,414
Gross unrealized appreciation	28,474,701
Gross unrealized depreciation	(406,606)
Net unrealized appreciation	$28,068,095
Undistributed ordinary income	9,632
Undistributed long-term capital gain	—
Distributable earnings	9,632
Other accumulated losses	(5,574)
Total distributable earnings	$28,072,153

At December 31, 2023, the Fund deferred, on a tax basis, post-October capital losses of $5,574.
To the extent the Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At December 31, 2023, the Fund had no capital loss carryforwards.
The tax components of dividends paid during the periods shown below for the Fund were as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
LKCM Aquinas Catholic Equity Fund	$ —	$ —	$ 416,560	$ 1,078,666

The Fund designated earnings and profits distributed to shareholders upon the redemption of shares during 2023 in determining undistributed net capital gains as of December 31, 2023.
The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s financial position or results of operations. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2020 through December 31, 2023. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on tax returns as of December 31, 2023. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. If applicable, the Fund would recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expense” on the statement of operations.
F. Other Matters
Investing in the Funds involves risks and the potential loss of all or a portion of your investment. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in a Fund. Geopolitical and other events, including wars, such as between Russia and Ukraine and in the Middle East tensions and other conflicts between nations, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments, such as changes in interest rates, and political events within the U.S. and

11

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
abroad may cause increased volatility in financial markets, affect investor and consumer confidence, and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. The foregoing may adversely affect, among other things, the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests, a Fund’s financial and operational performance, and/or the value of your investment in a Fund.
G. Subsequent Events
In preparing these financial statements, management has evaluated the Fund’s related events and transactions that occurred subsequent to June 30, 2024 through the date the financial statements were issued and has determined that there were no significant subsequent events requiring recognition or disclosure in the financial statements.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Investment Companies.

Information regarding remuneration paid by the Registrant to its directors, officers and affiliated persons is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT
WITH RESPECT TO LKCM SMALL CAP EQUITY FUND, LKCM SMALL-MID
CAP EQUITY FUND, LKCM EQUITY FUND, LKCM BALANCED FUND, LKCM
FIXED INCOME FUND AND LKCM INTERNATIONAL EQUITY FUND

Introduction. At a meeting held on February 27, 2024, the Board of Trustees of LKCM Funds, including the independent Trustees (the “Board”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between Luther King Capital Management Corporation (“LKCM”) and LKCM Funds, on behalf of the LKCM Small Cap Equity Fund (the “Small Cap Equity Fund”), LKCM Small-Mid Cap Equity Fund (the “Small-Mid Cap Equity Fund”), LKCM Equity Fund (the “Equity Fund”), LKCM Balanced Fund (the “Balanced Fund”), LKCM Fixed Income Fund (the “Fixed Income Fund”) and LKCM International Equity Fund (the “International Equity Fund” and collectively, the “Funds”).

In voting to approve the renewal of the Agreement, the Board considered information furnished throughout the year at regularly scheduled Board meetings, as well as information prepared specifically in connection with the annual renewal process. The Board also considered the overall fairness of the Agreement and factors it deemed relevant with respect to each Fund, including, but not limited to: (1) the nature, extent and quality of the services provided to each Fund; (2) the performance of each Fund as compared to a relevant benchmark index, peer groups of funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”) and Lipper, Inc. (“Lipper”) and an account managed by LKCM pursuant to similar investment strategies (“Similar Account”) or a composite (“Composite”) of Similar Accounts; (3) the contractual advisory fee rate, actual advisory fee rate and net expense ratio of each Fund, how those compared to a peer group of funds compiled by Broadridge, and how each applicable Fund’s contractual advisory fee rate compared to the Similar Accounts; (4) the costs of services provided to the Funds and the profitability of LKCM with respect to such services; (5) the extent to which economies of scale would be realized by LKCM as a Fund grows and whether the fee levels reflect economies of scale for the benefit of investors; and (6) any other benefits derived by LKCM from its relationship with the Funds. The Board did not identify any single factor or item of information as controlling, and each Board member may have accorded different weights to the various factors in reaching his conclusions with respect to the Agreement.

In considering the renewal of the Agreement, the Board requested and considered a broad range of information provided by LKCM, including, but not limited to, reports relating to each Fund’s performance and expenses, information regarding the Similar Accounts, certain portfolio compliance policies and the background and experience of the portfolio managers. In addition, the Board considered a memorandum from its legal counsel regarding the Board’s legal duties in considering the renewal of the Agreement. The Board also considered that it meets each quarter to review, among other matters, the Funds’ performance and expenses and various aspects of the Funds’ operations.

Nature, Extent and Quality of Services. The Board reviewed and considered the nature, extent and quality of the advisory services provided by LKCM to each Fund under the Agreement. The Board considered that LKCM was established in 1979 and provides investment management services to private funds, foundations, endowments, pension plans, trusts, estates, high net worth individuals and other clients. The Board recognized that LKCM is responsible for managing the Funds, including identifying investments for the Funds, monitoring the Funds’ investment programs, executing trades and overseeing the Funds’ performance and compliance with applicable rules and regulations and the Funds’ investment policies. The Board considered LKCM’s financial resources, insurance coverage, culture of compliance and compliance operations that support the Funds. The Board also considered LKCM’s representation that it has invested considerable resources into the firm and its personnel to augment investment management and client services. The Board reviewed information regarding the portfolio managers and other key personnel who provide services to each Fund and considered LKCM’s representation that the firm historically has experienced low personnel turnover. The Board also considered LKCM’s representation that the firm has implemented a compensation structure designed to attract and retain highly qualified investment professionals.

The Board also reviewed the compliance services provided to the Funds by LKCM, including LKCM’s oversight of the Funds’ day-to-day operations. The Board considered the quality of LKCM’s compliance personnel. In addition, the Board considered LKCM’s summary of its oversight of the Funds’ key service providers. The Board also considered LKCM’s description of its best execution practices and noted LKCM’s representation that it believes that its soft-dollar and commission-sharing arrangements for client transactions (including those for the Funds) comply with the requirements of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Performance of the Funds. The Board considered the performance of each Fund compared to the Fund’s benchmark index (“benchmark”), peer groups of funds compiled by Broadridge and Lipper, and a Lipper peer group index (“Lipper Index”) for various time periods ended December 31, 2023. Additionally, the Board considered LKCM’s discussion of each Fund’s performance.

The Board noted LKCM’s representation that its investment strategy for the Funds focuses on investments in higher quality companies that meet LKCM’s stringent investment criteria, which LKCM believes have not been characteristics that have driven the performance of certain funds’ benchmarks in certain years and considered that these factors had affected the performance of certain Funds for shorter and/or longer-term periods ended December 31, 2023. The Board also considered certain additional factors cited by LKCM as contributing to or detracting from a Fund’s performance during the prior year.

The Board noted that the Small Cap Equity Fund outperformed its benchmark, the Russell 2000 Index, for the one-year, three-year, five-year and since-inception periods, but underperformed its benchmark for the ten-year period. The Board also noted that the Small Cap Equity Fund outperformed its Lipper Index for the one-year, five-year and since-inception periods, but underperformed for the three-year and ten-year periods.

The Board noted that the Small-Mid Cap Equity Fund outperformed its benchmark, the Russell 2500 Index, and its Lipper Index for the one-year and five-year periods, but underperformed its benchmark and its Lipper Index for the three-year, ten-year and since-inception periods.

The Board noted that the Equity Fund underperformed its benchmark, the S&P 500 Index, for the one-year, three-year, five-year, ten-year and since-inception periods. The Board also noted that the Equity Fund underperformed its Lipper Index for the one-year, three-year, five-year and ten-year periods, but outperformed its Lipper Index for the since-inception period.

The Board noted that the Balanced Fund underperformed its benchmark, the S&P 500 Index, and outperformed the Bloomberg U.S. Intermediate Government/Credit Bond Index for the one-year, three-year, five-year, ten-year and since-inception periods. The Board also compared the Balanced Fund’s performance to a custom blended index that reflected the Fund’s historical allocation to equity and fixed income securities (“Blended Index”). The Board noted that the Balanced Fund underperformed the Blended Index for the one-year, three-year, five-year, ten-year and since-inception periods. The Board also noted that the Balanced Fund outperformed its Lipper Index for the since-inception period but underperformed its Lipper Index for the one-year, three-year, five-year and ten-year periods.

The Board noted that the Fixed Income Fund outperformed its benchmark, the Bloomberg U.S. Intermediate Government/Credit Bond Index, for the three-year and five-year periods, but underperformed its benchmark for the one-year, ten-year and since-inception periods. The Board noted that the Fixed Income Fund outperformed its Lipper Index for the since-inception period but underperformed its Lipper Index for the one-year, three-year, five-year and ten-year periods.

The Board noted that the International Equity Fund outperformed its benchmark, the MSCI EAFE Index, and its Lipper Index for the since-inception period but underperformed its benchmark and its Lipper Index for the one-year and three-year periods.

The Board also considered the performance of each Fund against its Similar Account or Composite, as applicable. The Board considered LKCM’s explanation that underperformance, if any, generally was attributable to tax considerations attendant to the management of a Fund that do not apply to non-taxable portfolios included in the Composite as well as the timing of cash flows resulting from shareholder purchases and redemptions. In the case of the International Equity Fund, the Board also considered LKCM’s explanation that the Fund’s underperformance relative to a private investment partnership was attributable to the timing of cash flows associated with the investment of Fund assets, as the Fund realized net subscriptions during the past two years.

Fees and Expenses. The Board considered each Fund’s contractual advisory fee rate, actual advisory fee rate (the contractual advisory fee rate net of fee waivers and/or expense reimbursements), total expense ratio and net expense ratio (the total expense ratio, including Rule 12b-1 fees and non-Rule 12b-1 service fees, after fee waivers and/or expense reimbursements). The Board also considered that LKCM had implemented fee waivers and expense caps for each Fund through May 1, 2024, and that LKCM was proposing to continue the current contractual fee waiver through May 1, 2025.

The Board compared the contractual advisory fee rate, actual advisory fee rate and net expense ratio of each Fund to a category of similar funds compiled by Broadridge (“Expense Group”). The Board also compared the actual advisory fee rate and net expense ratio to a broader category comprised of the Fund, the Expense Group and other similar retail funds (“Expense Universe”). Contractual advisory fee rates were compared to the Expense Group at a Fund’s asset level. Although advisory fees for Broadridge comparison purposes typically reflect combined advisory and administration fees, advisory fee comparisons did not include the Funds’ administrative expenses because the Funds pay separate investment advisory fees to LKCM and administration fees to a third-party administrator. The first quartile in an Expense Group and Expense Universe represents those funds with the lowest fees or expenses.

The Board generally considered that, although certain of the Funds’ contractual advisory fee rates are higher than those of their peers, the expense cap arrangements generally cause the Funds’ actual advisory fee rates and overall net expense ratios to be lower than, or in line with, those of their peers.

The Board noted that the contractual advisory fee rate for the Small Cap Equity Fund was in the second quartile of its Expense Group and the Fund’s actual advisory fee rate was in the second quartile of its Expense Group and Expense Universe. The Board also considered that the Small Cap Equity Fund’s net expense ratio was in the second quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Small Cap Equity Fund’s contractual advisory fee rate was equal to the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board noted that the contractual advisory fee rate for the Small-Mid Cap Equity Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the Small-Mid Cap Equity Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Small-Mid Cap Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board noted that the contractual advisory fee rate for the Equity Fund was in the second quartile of its Expense Group and the Fund’s actual advisory fee rate was in the second quartile of its Expense Group and Expense Universe, as applicable. The Board also considered that the Equity Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board noted that the contractual advisory fee rate for the Balanced Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the second quartile of its Expense Group and Expense Universe. The Board also considered that the Balanced Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile in its Expense Universe. In this case, the Balanced Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board noted that the contractual advisory fee rate for the Fixed Income Fund was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the second quartile of its Expense Group and in the first quartile of its Expense Universe. The Board also considered that the Fixed Income Fund’s net expense ratio was in the first quartile of its Expense Group and Expense Universe. In this case, the Fixed Income Fund’s contractual advisory fee rate was higher than the median of its Expense Group and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board noted that the contractual advisory fee rate for the International Equity Fund was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the International Equity Fund’s net expense ratio was in the second quartile of its Expense Group and Expense Universe. In this case, the International Equity Fund’s contractual advisory fee rate was higher than the median of its Expense Group, its actual advisory fee rate was lower than the median of its Expense Group and Expense Universe, and its net expense ratio was lower than the median of its Expense Group and equal to the median of its Expense Universe.

The Board also considered the advisory fee rates generally charged by LKCM to Similar Accounts and noted LKCM’s explanation that the fee rates charged by LKCM to the Funds and its Similar Accounts differ primarily as a result of the greater regulatory, compliance and related expenses incurred by LKCM in providing investment management services to the Funds as compared to the Similar Accounts.

Costs, Profitability and Economies of Scale. The Board considered LKCM’s costs in rendering services to the Funds and the profitability of LKCM. The Board reviewed the fees paid by each Fund to LKCM for the last three calendar years net of fee waivers and reimbursed expenses. The Board also reviewed the estimated profit and loss analysis provided by LKCM on a Fund-by-Fund basis for the past calendar year, before and after any distribution payments made by LKCM. The Board noted that, during the year, LKCM had capped the Funds’ net expense ratios and facilitated the distribution of the Funds. With respect to economies of scale, the Board considered that the Funds generally benefit from competitive effective advisory fee rates and net expense ratios despite not having reached an asset size at which economies of scale traditionally would be considered to exist. The Board also considered that, while there are no breakpoints in the Funds’ advisory fee rate schedules, LKCM waives fees and/or reimburses expenses to maintain the Funds’ effective advisory fee rates and net expense ratios at competitive levels.

Benefits Derived by LKCM from Its Relationship with the Funds. The Board requested and considered information regarding the potential fall-out benefits to LKCM from its association with the Funds. The Board noted that LKCM believes that both LKCM and the Funds benefit from LKCM’s soft-dollar and commission-sharing arrangements, which enhance the level of research that LKCM is able to perform on the Funds’ portfolio companies. The Board also noted that LKCM believes its relationship with the Funds provides an indirect benefit to both parties in the form of enhanced recognition among institutional and other investors, consultants and other members of the financial community. The Board considered the potential indirect benefits to LKCM of this recognition, in the form of additional clients with separately managed portfolios or subadvisory relationships with other mutual funds, which also may attract additional investors to the Funds.

Conclusion. Based on its evaluation of these and other factors, the Board: (1) concluded that the fees paid to LKCM under the Agreement are fair and reasonable; (2) determined that shareholders would benefit from LKCM’s continued management of the Funds; and (3) approved the renewal of the Agreement with respect to the Funds.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT
WITH RESPECT TO LKCM AQUINAS CATHOLIC EQUITY FUND

Introduction. At a meeting held on February 27, 2024, the Board of Trustees of LKCM Funds, including the independent Trustees (the “Board”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between Luther King Capital Management Corporation (“LKCM”) and LKCM Funds, on behalf of the LKCM Aquinas Catholic Equity Fund (the “Fund”).

In voting to approve the renewal of the Agreement, the Board considered information furnished throughout the year at regularly scheduled Board meetings, as well as information prepared specifically in connection with the annual renewal process. The Board also considered the overall fairness of the Agreement and factors it deemed relevant with respect to the Fund, including, but not limited to: (1) the nature, extent and quality of the services provided to the Fund; (2) the performance of the Fund as compared to a relevant benchmark index and peer groups of funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”) and Lipper, Inc. (“Lipper”); (3) the contractual advisory fee rate, actual advisory fee rate and net expense ratio of the Fund and how those compared to a peer group of funds compiled by Broadridge; (4) the costs of services provided to the Fund and the profitability of LKCM with respect to such services; (5) the extent to which economies of scale would be realized by LKCM as the Fund grows and whether the fee levels reflect economies of scale for the benefit of investors; and (6) any other benefits derived by LKCM from its relationship with the Fund. The Board did not identify any single factor or item of information as controlling, and each Board member may have accorded different weights to the various factors in reaching his conclusions with respect to the Agreement.

In considering the renewal of the Agreement, the Board requested and considered a broad range of information provided by LKCM, including, but not limited to, the Fund’s Catholic values investing mandate, reports relating to the Fund’s performance and expenses, certain portfolio compliance policies and the background and experience of the portfolio managers. In addition, the Board considered a memorandum from its legal counsel regarding the Board’s legal duties in considering the renewal of the Agreement. The Board also considered that it meets each quarter to review, among other matters, the Fund’s performance and expenses and various aspects of the Fund’s operations.

Nature, Extent and Quality of Services. The Board reviewed and considered the nature, extent and quality of the advisory services provided by LKCM to the Fund under the Agreement. The Board considered that LKCM was established in 1979 and provides investment management services to private funds, foundations, endowments, pension plans, trusts, estates, high net worth individuals and other clients. The Board recognized that LKCM is responsible for managing the Fund, including identifying investments for the Fund, monitoring the Fund’s investment program, executing trades and overseeing the Fund’s performance and compliance with applicable rules and regulations and the Fund’s investment policies. The Board considered LKCM’s financial resources, insurance coverage, culture of compliance and compliance operations that support the Fund. The Board also considered LKCM’s representation that it has invested considerable resources into the firm and its personnel to augment investment management and client services. The Board reviewed information regarding the portfolio managers and other key personnel who provide services to the Fund and considered LKCM’s representation that the firm historically has experienced low personnel turnover. The Board also considered LKCM’s representation that the firm has implemented a compensation structure designed to attract and retain highly qualified investment professionals.

The Board also reviewed the compliance services provided to the Fund by LKCM, including LKCM’s oversight of the Fund’s day-to-day operations. The Board considered the quality of LKCM’s compliance personnel. In addition, the Board considered LKCM’s summary of its oversight of the Fund’s key service providers. The Board also considered LKCM’s description of its best execution practices and noted LKCM’s representation that its soft-dollar and commission-sharing arrangements for client transactions (including those for the Fund) comply with the requirements of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Performance of the Fund. The Board considered the performance of the Fund compared to the Fund’s benchmark index, the S&P 500 Index (“benchmark”), peer groups of funds compiled by Broadridge and Lipper, and a Lipper peer group index (“Lipper Index”) for various time periods ended December 31, 2023. The Board noted that, in 2016, upon the closing of the reorganizations of the LKCM Aquinas Small Cap Fund and LKCM Aquinas Growth Fund into the Fund (the “Reorganization”), the Fund’s name, investment strategies, expenses, benchmark index and Lipper index changed and considered this in reviewing the Fund’s longer-term performance against its current benchmark and Lipper Index. The Board also considered LKCM’s discussion of the Fund’s performance.

The Board noted that the Fund underperformed its benchmark, the S&P 500 Index, and its Lipper Index for the one-year, three-year, five-year, ten-year and since-inception periods. In considering the comparative performance data, the Board noted that the Fund is managed in accordance with its Catholic values investing guidelines, which restrict the Fund’s investments and generally are not applicable to the benchmark or the funds included in the Lipper Index. The Board noted LKCM’s representation that the Fund’s stringent investment criteria and value investing strategy prior to the Reorganization contributed to longer-term underperformance. The Board also considered certain additional factors cited by LKCM as contributing to or detracting from the Fund’s performance during the prior year.

Fees and Expenses. The Board considered the contractual advisory fee rate, actual advisory fee rate (the contractual advisory fee rate net of fee waivers and/or expense reimbursements), total expense ratio and net expense ratio (the total expense ratio, including Rule 12b-1 fees and non-Rule 12b-1 service fees, after fee waivers and/or expense reimbursements) of the Fund. The Board also considered that LKCM had implemented fee waivers and expense caps for the Fund through May 1, 2024, and that LKCM was proposing to continue the current contractual fee waiver through May 1, 2025.

The Board compared the Fund’s contractual advisory fee rate, actual advisory fee rate and net expense ratio to a category of similar funds compiled by Broadridge (“Expense Group”). The Board also compared the actual advisory fee rate and net expense ratio to a broader category comprised of the Fund, the Expense Group and other similar retail funds (“Expense Universe”). The contractual advisory fee rate was compared to the Expense Group at the Fund’s asset level. Although advisory fees for Broadridge comparison purposes typically reflect combined advisory and administration fees, advisory fee comparisons did not include the Fund’s administrative expenses because the Fund pays separate investment advisory fees to LKCM and administration fees to a third-party administrator. The first quartile in an Expense Group and Expense Universe represents those funds with the lowest fees or expenses.

The Board noted that the Fund’s contractual advisory fee rate was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the Fund’s net expense ratio was in the second quartile of its Expense Group and third quartile of its Expense Universe. In this case, the Fund’s contractual advisory fee rate was higher than the median of its Expense Group, its actual advisory fee rate was lower than the median of its Expense Group and Expense Universe, and its net expense ratio was equal to the median of its Expense Group and higher than the median of its Expense Universe.

The Board considered that, although the Fund’s contractual advisory fee rate was higher than those of its peers, the expense cap arrangements caused the Fund’s actual advisory fee rate to be lower than that of its peers.

Costs, Profitability and Economies of Scale. The Board considered LKCM’s costs in rendering services to the Fund and the profitability of LKCM. The Board reviewed the fees paid by the Fund to LKCM for the last three calendar years net of fee waivers and reimbursed expenses. The Board also reviewed the estimated profit and loss analysis provided by LKCM for the past calendar year, before and after any distribution payments made by LKCM. The Board noted that, during the year, LKCM had capped the Fund’s net expense ratio. With respect to economies of scale, the Board considered that the Fund generally benefits from a competitive effective advisory fee rate and net expense ratio despite not having reached an asset size at which economies of scale traditionally would be considered to exist. The Board also considered that, while there are no breakpoints in the Fund’s advisory fee rate schedule, LKCM waives fees and/or reimburses expenses to maintain the Fund’s effective advisory fee rate and net expense ratio at a competitive level.

Benefits Derived by LKCM from Its Relationship with the Fund. The Board requested and considered information regarding the potential fall-out benefits to LKCM from its association with the Fund. The Board noted that LKCM believes that both LKCM and the Fund benefit from LKCM’s soft-dollar and commission-sharing arrangements, which enhance the level of research that LKCM is able to perform on the Fund’s portfolio companies. The Board also noted that LKCM believes its relationship with the Fund provides an indirect benefit to both parties in the form of enhanced recognition among institutional and other investors, consultants and other members of the financial community. The Board considered the potential indirect benefits to LKCM of this recognition, in the form of additional clients with separately managed portfolios or subadvisory relationships with other mutual funds, which also may attract additional investors to the Fund.

Conclusion. Based on its evaluation of these and other factors, the Board: (1) concluded that the fees paid to LKCM under the Agreement are fair and reasonable; (2) determined that shareholders would benefit from LKCM’s continued management of the Fund; and (3) approved the renewal of the Agreement with respect to the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Not applicable for semi-annual reports on Form N-CSR.

(2) Not applicable.

(3) The certification required by Rule 30a-2(a) of the Investment Company Act are filed herewith as Exhibit 99.CERT.

(4) Not applicable.

(5) Not applicable.

(b)	The certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By:	/s/ J. Luther King, Jr.
J. Luther King, Jr.,
President / Principal Executive Officer

Date:	August 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Luther King, Jr.
J. Luther King, Jr.,
President / Principal Executive Officer

Date:	August 27, 2024

By:	/s/ Jacob D. Smith
Jacob D. Smith,
Chief Financial Officer / Principal Financial Officer

Date:	August 27, 2024